UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-05476

LORD ABBETT GLOBAL FUND, INC.

(Exact name of Registrant as specified in charter)

30 Hudson Street, Jersey City, New Jersey 07302-4804

(Address of principal executive offices) (Zip code)

Randolph A. Stuzin, Esq.

Vice President and Assistant Secretary

30 Hudson Street, Jersey City, New Jersey 07302-4804

(Name and address of agent for service)

Registrant’s telephone number, including area code: (888) 522-2388

Date of fiscal year end: 12/31

Date of reporting period: 6/30/2025

Item 1:	Report(s) to Shareholders.

Class A

LDMAX

Lord Abbett Emerging Markets Bond Fund

Semi-Annual Shareholder Report

June 30, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Emerging Markets Bond Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$50	0.99%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of June 30, 2025)

Key Fund Statistics

 (as of June 30, 2025)

Total Net Assets	$115,727,155
# of Portfolio Holdings	229
Portfolio Turnover Rate	31%
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Convertible Bonds	0.04%
Corporate Bonds	28.59%
Foreign Government Obligations	69.07%
Repurchase Agreements	1.00%
Money Market FundsFootnote Reference(a)	1.17%
Time DepositsFootnote Reference(a)	0.13%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8-A

08/25

Class C

LDMCX

Lord Abbett Emerging Markets Bond Fund

Semi-Annual Shareholder Report

June 30, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Emerging Markets Bond Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$81	1.60%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of June 30, 2025)

Key Fund Statistics

 (as of June 30, 2025)

Total Net Assets	$115,727,155
# of Portfolio Holdings	229
Portfolio Turnover Rate	31%
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Convertible Bonds	0.04%
Corporate Bonds	28.59%
Foreign Government Obligations	69.07%
Repurchase Agreements	1.00%
Money Market FundsFootnote Reference(a)	1.17%
Time DepositsFootnote Reference(a)	0.13%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-664-C

08/25

Class F

LDMFX

Lord Abbett Emerging Markets Bond Fund

Semi-Annual Shareholder Report

June 30, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Emerging Markets Bond Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$40	0.79%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of June 30, 2025)

Key Fund Statistics

 (as of June 30, 2025)

Total Net Assets	$115,727,155
# of Portfolio Holdings	229
Portfolio Turnover Rate	31%
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Convertible Bonds	0.04%
Corporate Bonds	28.59%
Foreign Government Obligations	69.07%
Repurchase Agreements	1.00%
Money Market FundsFootnote Reference(a)	1.17%
Time DepositsFootnote Reference(a)	0.13%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-1007-F

08/25

Class F3

LODMX

Lord Abbett Emerging Markets Bond Fund

Semi-Annual Shareholder Report

June 30, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Emerging Markets Bond Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$40	0.78%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of June 30, 2025)

Key Fund Statistics

 (as of June 30, 2025)

Total Net Assets	$115,727,155
# of Portfolio Holdings	229
Portfolio Turnover Rate	31%
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Convertible Bonds	0.04%
Corporate Bonds	28.59%
Foreign Government Obligations	69.07%
Repurchase Agreements	1.00%
Money Market FundsFootnote Reference(a)	1.17%
Time DepositsFootnote Reference(a)	0.13%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8955-F3

08/25

Class I

LDMYX

Lord Abbett Emerging Markets Bond Fund

Semi-Annual Shareholder Report

June 30, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Emerging Markets Bond Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$40	0.79%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of June 30, 2025)

Key Fund Statistics

 (as of June 30, 2025)

Total Net Assets	$115,727,155
# of Portfolio Holdings	229
Portfolio Turnover Rate	31%
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Convertible Bonds	0.04%
Corporate Bonds	28.59%
Foreign Government Obligations	69.07%
Repurchase Agreements	1.00%
Money Market FundsFootnote Reference(a)	1.17%
Time DepositsFootnote Reference(a)	0.13%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-1424-I

08/25

Class R3

LDMRX

Lord Abbett Emerging Markets Bond Fund

Semi-Annual Shareholder Report

June 30, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Emerging Markets Bond Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$65	1.29%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of June 30, 2025)

Key Fund Statistics

 (as of June 30, 2025)

Total Net Assets	$115,727,155
# of Portfolio Holdings	229
Portfolio Turnover Rate	31%
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Convertible Bonds	0.04%
Corporate Bonds	28.59%
Foreign Government Obligations	69.07%
Repurchase Agreements	1.00%
Money Market FundsFootnote Reference(a)	1.17%
Time DepositsFootnote Reference(a)	0.13%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-2051-R3

08/25

Class R4

LDMSX

Lord Abbett Emerging Markets Bond Fund

Semi-Annual Shareholder Report

June 30, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Emerging Markets Bond Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$53	1.04%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of June 30, 2025)

Key Fund Statistics

 (as of June 30, 2025)

Total Net Assets	$115,727,155
# of Portfolio Holdings	229
Portfolio Turnover Rate	31%
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Convertible Bonds	0.04%
Corporate Bonds	28.59%
Foreign Government Obligations	69.07%
Repurchase Agreements	1.00%
Money Market FundsFootnote Reference(a)	1.17%
Time DepositsFootnote Reference(a)	0.13%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8703-R4

08/25

Class R5

LDMTX

Lord Abbett Emerging Markets Bond Fund

Semi-Annual Shareholder Report

June 30, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Emerging Markets Bond Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$38	0.75%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of June 30, 2025)

Key Fund Statistics

 (as of June 30, 2025)

Total Net Assets	$115,727,155
# of Portfolio Holdings	229
Portfolio Turnover Rate	31%
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Convertible Bonds	0.04%
Corporate Bonds	28.59%
Foreign Government Obligations	69.07%
Repurchase Agreements	1.00%
Money Market FundsFootnote Reference(a)	1.17%
Time DepositsFootnote Reference(a)	0.13%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8735-R5

08/25

Class R6

LDMVX

Lord Abbett Emerging Markets Bond Fund

Semi-Annual Shareholder Report

June 30, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Emerging Markets Bond Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$39	0.77%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of June 30, 2025)

Key Fund Statistics

 (as of June 30, 2025)

Total Net Assets	$115,727,155
# of Portfolio Holdings	229
Portfolio Turnover Rate	31%
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Convertible Bonds	0.04%
Corporate Bonds	28.59%
Foreign Government Obligations	69.07%
Repurchase Agreements	1.00%
Money Market FundsFootnote Reference(a)	1.17%
Time DepositsFootnote Reference(a)	0.13%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8767-R6

08/25

Class A

LCDAX

Lord Abbett Emerging Markets Corporate Debt Fund

Semi-Annual Shareholder Report

June 30, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Emerging Markets Corporate Debt Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$53	1.05%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of June 30, 2025)

Key Fund Statistics

 (as of June 30, 2025)

Total Net Assets	$35,824,916
# of Portfolio Holdings	182
Portfolio Turnover Rate	34%
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Common Stocks	0.13%
Convertible Bonds	0.61%
Corporate Bonds	90.75%
Foreign Government Obligations	5.82%
Repurchase Agreements	1.45%
Money Market FundsFootnote Reference(a)	1.12%
Time DepositsFootnote Reference(a)	0.12%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-3378-A

08/25

Class C

LEDCX

Lord Abbett Emerging Markets Corporate Debt Fund

Semi-Annual Shareholder Report

June 30, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Emerging Markets Corporate Debt Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$84	1.67%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of June 30, 2025)

Key Fund Statistics

 (as of June 30, 2025)

Total Net Assets	$35,824,916
# of Portfolio Holdings	182
Portfolio Turnover Rate	34%
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Common Stocks	0.13%
Convertible Bonds	0.61%
Corporate Bonds	90.75%
Foreign Government Obligations	5.82%
Repurchase Agreements	1.45%
Money Market FundsFootnote Reference(a)	1.12%
Time DepositsFootnote Reference(a)	0.12%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-3379-C

08/25

Class F

LCDFX

Lord Abbett Emerging Markets Corporate Debt Fund

Semi-Annual Shareholder Report

June 30, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Emerging Markets Corporate Debt Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$48	0.95%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of June 30, 2025)

Key Fund Statistics

 (as of June 30, 2025)

Total Net Assets	$35,824,916
# of Portfolio Holdings	182
Portfolio Turnover Rate	34%
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Common Stocks	0.13%
Convertible Bonds	0.61%
Corporate Bonds	90.75%
Foreign Government Obligations	5.82%
Repurchase Agreements	1.45%
Money Market FundsFootnote Reference(a)	1.12%
Time DepositsFootnote Reference(a)	0.12%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-3380-F

08/25

Class F3

LCDOX

Lord Abbett Emerging Markets Corporate Debt Fund

Semi-Annual Shareholder Report

June 30, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Emerging Markets Corporate Debt Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$37	0.74%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of June 30, 2025)

Key Fund Statistics

 (as of June 30, 2025)

Total Net Assets	$35,824,916
# of Portfolio Holdings	182
Portfolio Turnover Rate	34%
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Common Stocks	0.13%
Convertible Bonds	0.61%
Corporate Bonds	90.75%
Foreign Government Obligations	5.82%
Repurchase Agreements	1.45%
Money Market FundsFootnote Reference(a)	1.12%
Time DepositsFootnote Reference(a)	0.12%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8954-F3

08/25

Class I

LCDIX

Lord Abbett Emerging Markets Corporate Debt Fund

Semi-Annual Shareholder Report

June 30, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Emerging Markets Corporate Debt Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$43	0.85%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of June 30, 2025)

Key Fund Statistics

 (as of June 30, 2025)

Total Net Assets	$35,824,916
# of Portfolio Holdings	182
Portfolio Turnover Rate	34%
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Common Stocks	0.13%
Convertible Bonds	0.61%
Corporate Bonds	90.75%
Foreign Government Obligations	5.82%
Repurchase Agreements	1.45%
Money Market FundsFootnote Reference(a)	1.12%
Time DepositsFootnote Reference(a)	0.12%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-3381-I

08/25

Class R3

LCDRX

Lord Abbett Emerging Markets Corporate Debt Fund

Semi-Annual Shareholder Report

June 30, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Emerging Markets Corporate Debt Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$69	1.36%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of June 30, 2025)

Key Fund Statistics

 (as of June 30, 2025)

Total Net Assets	$35,824,916
# of Portfolio Holdings	182
Portfolio Turnover Rate	34%
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Common Stocks	0.13%
Convertible Bonds	0.61%
Corporate Bonds	90.75%
Foreign Government Obligations	5.82%
Repurchase Agreements	1.45%
Money Market FundsFootnote Reference(a)	1.12%
Time DepositsFootnote Reference(a)	0.12%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-3383-R3

08/25

Class R4

LCDSX

Lord Abbett Emerging Markets Corporate Debt Fund

Semi-Annual Shareholder Report

June 30, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Emerging Markets Corporate Debt Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$56	1.10%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of June 30, 2025)

Key Fund Statistics

 (as of June 30, 2025)

Total Net Assets	$35,824,916
# of Portfolio Holdings	182
Portfolio Turnover Rate	34%
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Common Stocks	0.13%
Convertible Bonds	0.61%
Corporate Bonds	90.75%
Foreign Government Obligations	5.82%
Repurchase Agreements	1.45%
Money Market FundsFootnote Reference(a)	1.12%
Time DepositsFootnote Reference(a)	0.12%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8731-R4

08/25

Class R5

LCDTX

Lord Abbett Emerging Markets Corporate Debt Fund

Semi-Annual Shareholder Report

June 30, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Emerging Markets Corporate Debt Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$42	0.84%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of June 30, 2025)

Key Fund Statistics

 (as of June 30, 2025)

Total Net Assets	$35,824,916
# of Portfolio Holdings	182
Portfolio Turnover Rate	34%
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Common Stocks	0.13%
Convertible Bonds	0.61%
Corporate Bonds	90.75%
Foreign Government Obligations	5.82%
Repurchase Agreements	1.45%
Money Market FundsFootnote Reference(a)	1.12%
Time DepositsFootnote Reference(a)	0.12%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8763-R5

08/25

Class R6

LCDVX

Lord Abbett Emerging Markets Corporate Debt Fund

Semi-Annual Shareholder Report

June 30, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Emerging Markets Corporate Debt Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$38	0.76%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of June 30, 2025)

Key Fund Statistics

 (as of June 30, 2025)

Total Net Assets	$35,824,916
# of Portfolio Holdings	182
Portfolio Turnover Rate	34%
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Common Stocks	0.13%
Convertible Bonds	0.61%
Corporate Bonds	90.75%
Foreign Government Obligations	5.82%
Repurchase Agreements	1.45%
Money Market FundsFootnote Reference(a)	1.12%
Time DepositsFootnote Reference(a)	0.12%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8795-R6

08/25

Item 1(b): Not applicable.

Item 2:	Code of Ethics.

Not applicable.

Item 3:	Audit Committee Financial Expert.

Not applicable.

Item 4:	Principal Accountant Fees and Services.

Not applicable.

Item 5:	Audit Committee of Listed Registrants.

Not applicable.

Item 6:	Investments.

The Registrant’s “Schedule I - Investments in securities of unaffiliated issuers” as of the close of the reporting period is included under Item 7 of this Form N-CSR.

Item 7:	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 8:	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Item 9:	Proxy Disclosures for Open-End Management Investment Companies.

Item 10:	Remuneration Paid to Directors, Officers, and Others for Open-End Management Investment Companies.

Item 11:	Statement Regarding Basis for Approval of Investment Advisory Contract.

LORD ABBETT
FINANCIAL STATEMENTS
AND OTHER IMPORTANT
INFORMATION

Lord Abbett

Emerging Markets Bond Fund

Emerging Markets Corporate Debt Fund

For the six-month period ended June 30, 2025

Table of Contents

Schedules of Investments (Item 7)

1	Emerging Markets Bond Fund

17	Emerging Markets Corporate Debt Fund

32	Statements of Assets and Liabilities (Item 7)

34	Statements of Operations (Item 7)

36	Statements of Changes in Net Assets (Item 7)

38	Financial Highlights (Item 7)

46	Notes to Financial Statements (Item 7)

67	Changes in and Disagreements with Accountants (Item 8)

67	Proxy Disclosures (Item 9)

67	Remuneration Paid to Directors, Officers, and Others (Item 10)

67	Statement Regarding Basis for Approval of Investment Advisory Contract (Item 11)

Schedule of Investments (unaudited)

EMERGING MARKETS BOND FUND June 30, 2025

Investments	Interest Rate		Maturity Date		Principal Amount‡	Fair Value
LONG-TERM INVESTMENTS 97.95%

CONVERTIBLE BONDS 0.04%

China
Lodging
H World Group Ltd. (cost $55,560)	3.00%		5/1/2026		$48,000	$50,784

CORPORATE BONDS 28.66%

Argentina 0.53%
Energy-Alternate Sources 0.29%
YPF Energia Electrica SA†(a)	7.875%		10/16/2032		343,000	340,171
Telecommunications 0.24%
Telecom Argentina SA†	9.25%		5/28/2033		270,000	275,230
Total Argentina						615,401

Brazil 0.92%
Forest Products & Paper 0.25%
LD Celulose International GmbH†	7.95%		1/26/2032		270,000	284,344
Iron-Steel 0.51%
Samarco Mineracao SA	9.50%		6/30/2031		306,795	301,788
Vale Overseas Ltd.	6.40%		6/28/2054		290,000	285,293
						587,081
Media 0.16%
Globo Comunicacao e Participacoes SA	4.875%		1/22/2030		200,000	189,208
Total Brazil						1,060,633

Chile 2.22%
Banks 0.18%
Banco de Credito e Inversiones SA†	8.75% (5 yr. CMT + 4.94%	)#	–	(b)	200,000	211,160
Electric 0.48%
Alfa Desarrollo SpA†(a)	4.55%		9/27/2051		494,023	363,800
Chile Electricity Lux MPC II SARL†	5.58%		10/20/2035		195,501	195,810
						559,610
Forest Products & Paper 0.27%
Inversiones CMPC SA†	6.125%		2/26/2034		300,000	307,829
Mining 1.29%
Antofagasta PLC†	6.25%		5/2/2034		200,000	209,836
Corp. Nacional del Cobre de Chile	3.75%		1/15/2031		850,000	794,094
Corp. Nacional del Cobre de Chile†	6.30%		9/8/2053		500,000	491,011
						1,494,941
Total Chile						2,573,540

See Notes to Financial Statements.	1

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS BOND FUND June 30, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
China 1.07%
Internet 0.71%
Meituan†	4.625%	10/2/2029	$384,000	$384,175
Prosus NV†	3.832%	2/8/2051	675,000	434,531
				818,706
Investment Companies 0.36%
CFAMC IV Co. Ltd.	4.50%	5/29/2029	430,000	418,205
Total China				1,236,911

Colombia 0.86%
Oil & Gas 0.54%
Ecopetrol SA	5.875%	11/2/2051	200,000	131,845
Ecopetrol SA	7.75%	2/1/2032	500,000	491,689
				623,534
Pipelines 0.32%
AL Candelaria -spain- SA†	5.75%	6/15/2033	437,000	371,166
Total Colombia				994,700

Czech Republic 0.17%
Aerospace/Defense
Czechoslovak Group AS†(c)	6.50%	1/10/2031	200,000	201,989

Dominican Republic 0.50%
Energy-Alternate Sources
Empresa Generadora de Electricidad Haina SA†	5.625%	11/8/2028	610,000	582,014

Guatemala 0.25%
Beverages
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL†	5.25%	4/27/2029	300,000	291,958

India 0.81%
Commercial Services 0.37%
Adani Ports & Special Economic Zone Ltd.†	3.10%	2/2/2031	500,000	423,459
Diversified Financial Services 0.26%
Muthoot Finance Ltd.	6.375%	4/23/2029	300,000	299,491
Engineering & Construction 0.18%
IRB Infrastructure Developers Ltd.†	7.11%	3/11/2032	208,000	208,777
Total India				931,727

Indonesia 2.20%
Electric 1.06%
Minejesa Capital BV	5.625%	8/10/2037	630,000	607,266
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara†	4.00%	6/30/2050	880,000	620,378
				1,227,644

2	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS BOND FUND June 30, 2025

Investments	Interest Rate		Maturity Date		Principal Amount‡	Fair Value
Indonesia (continued)
Mining 0.63%
Freeport Indonesia PT†	4.763%		4/14/2027		$300,000	$300,731
Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT	5.45%		5/15/2030		230,000	234,244
Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT	5.80%		5/15/2050		200,000	186,866
						721,841
Oil & Gas 0.51%
Medco Maple Tree Pte. Ltd.†	8.96%		4/27/2029		270,000	281,887
Pertamina Persero PT†	5.625%		5/20/2043		330,000	312,189
						594,076
Total Indonesia						2,543,561

Ivory Coast 0.23%
Mining
Endeavour Mining PLC†	7.00%		5/28/2030		265,000	266,524

Kazakhstan 0.98%
Oil & Gas 0.43%
Tengizchevroil Finance Co. International Ltd.†	3.25%		8/15/2030		560,000	498,930
Pipelines 0.55%
QazaqGaz NC JSC†	4.375%		9/26/2027		650,000	636,953
Total Kazakhstan						1,135,883

Kuwait 0.43%
Banks
NBK Tier 1 Financing 2 Ltd.†	4.50% (6 yr. CMT + 2.83%	)#	–	(b)	500,000	498,084

Macau 0.82%
Lodging
MGM China Holdings Ltd.	4.75%		2/1/2027		385,000	382,347
Wynn Macau Ltd.†	5.625%		8/26/2028		580,000	570,554
Total Macau						952,901

Malaysia 1.29%
Oil & Gas
Petronas Capital Ltd.†	2.48%		1/28/2032		650,000	566,786
Petronas Capital Ltd.†	3.404%		4/28/2061		600,000	391,849
Petronas Capital Ltd.†	5.848%		4/3/2055		522,000	529,801
Total Malaysia						1,488,436

See Notes to Financial Statements.	3

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS BOND FUND June 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Mexico 3.82%
Banks 0.44%
Banco Nacional de Comercio
Exterior SNC	2.72% (5 yr. CMT + 2.00%	)#	8/11/2031	$250,000	$237,511
Banco Nacional de Comercio Exterior SNC†	5.875%		5/7/2030	273,000	277,262
					514,773
Electric 0.77%
Comision Federal de Electricidad	3.348%		2/9/2031	400,000	352,660
Comision Federal de Electricidad	3.875%		7/26/2033	350,000	297,867
FIEMEX Energia – Banco Actinver SA Institucion de Banca Multiple†	7.25%		1/31/2041	233,649	237,364
					887,891
Oil & Gas 2.61%
Petroleos Mexicanos	6.49%		1/23/2027	170,000	169,248
Petroleos Mexicanos	6.70%		2/16/2032	784,000	729,099
Petroleos Mexicanos	6.75%		9/21/2047	1,000,000	724,916
Petroleos Mexicanos	6.84%		1/23/2030	1,110,000	1,073,059
Petroleos Mexicanos	10.00%		2/7/2033	300,000	321,379
					3,017,701
Total Mexico					4,420,365

Morocco 0.49%
Chemicals
OCP SA†	5.125%		6/23/2051	350,000	266,181
OCP SA†	6.10%		4/30/2030	300,000	304,429
Total Morocco					570,610

Oman 1.24%
Electric 0.95%
Mazoon Assets Co. SAOC†	5.25%		10/9/2031	500,000	499,524
OmGrid Funding Ltd.†	5.196%		5/16/2027	600,000	602,079
					1,101,603
Oil & Gas 0.29%
EDO Sukuk Ltd.†	5.875%		9/21/2033	325,000	333,534
Total Oman					1,435,137

Panama 0.48%
Banks
Multibank, Inc.	7.75%		2/3/2028	530,000	550,039

4	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS BOND FUND June 30, 2025

Investments	Interest Rate		Maturity Date		Principal Amount‡	Fair Value
Peru 1.12%
Banks 0.56%
Banco BBVA Peru SA†	6.20% (5 yr. CMT + 2.00%	)#	6/7/2034		$415,000	$425,224
Banco de Credito del Peru SA†	5.85%		1/11/2029		215,000	222,787
						648,011
Electric 0.56%
Kallpa Generacion SA†	5.875%		1/30/2032		435,000	446,092
Niagara Energy SAC†	5.746%		10/3/2034		200,000	198,168
						644,260
Total Peru						1,292,271

Poland 0.58%
Oil & Gas
ORLEN SA†	6.00%		1/30/2035		653,000	671,123

Qatar 0.44%
Oil & Gas
QatarEnergy†	3.30%		7/12/2051		750,000	507,049

Saudi Arabia 1.03%
Investment Companies 0.69%
Gaci First Investment Co.	4.875%		2/14/2035		350,000	343,077
Gaci First Investment Co.	5.25%		1/29/2030		440,000	449,566
						792,643
Oil & Gas 0.34%
Saudi Arabian Oil Co.	4.375%		4/16/2049		500,000	396,343
Total Saudi Arabia						1,188,986

South Africa 0.80%
Electric 0.26%
Eskom Holdings SOC Ltd.	6.35%		8/10/2028		300,000	303,563
Mining 0.18%
Windfall Mining Group, Inc./Groupe Minier Windfall, Inc.†	5.854%		5/13/2032		200,000	204,519
Transportation 0.36%
Transnet SOC Ltd.	8.25%		2/6/2028		400,000	414,261
Total South Africa						922,343

South Korea 0.52%
Banks 0.34%
KEB Hana Bank	3.50% (5 yr. CMT + 2.41%	)#	–	(b)	200,000	194,885

See Notes to Financial Statements.	5

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS BOND FUND June 30, 2025

Investments	Interest Rate		Maturity Date		Principal Amount‡	Fair Value
South Korea (continued)
Woori Bank†	6.375% (5 yr. CMT + 2.28%	)#	–	(b)	$200,000	$203,499
						398,384
Insurance 0.18%
Hanwha Life Insurance Co. Ltd.†	6.30% (5 yr. CMT + 2.29%	)#	6/24/2055		200,000	206,224
Total South Korea						604,608

Turkey 1.38%
Banks 0.35%
Turkiye Garanti Bankasi AS†	8.125% (5 yr. CMT + 3.84%	)#	1/3/2035		400,000	402,934
Commercial Services 0.51%
Limak Iskenderun Uluslararasi Liman Isletmeciligi AS	9.50%		7/10/2036		595,519	588,682
Mining 0.52%
WE Soda Investments Holding PLC†	9.375%		2/14/2031		576,000	603,170
Total Turkey						1,594,786

United Arab Emirates 2.07%
Electric 0.25%
Abu Dhabi National Energy Co. PJSC	4.75%		3/9/2037		300,000	287,340
Energy-Alternate Sources 0.44%
Sweihan PV Power Co. PJSC†	3.625%		1/31/2049		617,901	511,142
Investment Companies 0.71%
MDGH GMTN RSC Ltd.	5.875%		5/1/2034		770,000	818,933
Pipelines 0.67%
Galaxy Pipeline Assets Bidco Ltd.†	3.25%		9/30/2040		1,000,000	781,748
Total United Arab Emirates						2,399,163

United Kingdom 0.18%
Banks
Standard Chartered PLC†	7.875% (5 yr. CMT + 3.57%	)#	–	(b)	200,000	208,636

United States 0.15%
Oil & Gas
CITGO Petroleum Corp.†	8.375%		1/15/2029		168,000	175,165

Uzbekistan 0.49%
Mining
Navoi Mining & Metallurgical Combinat†	6.95%		10/17/2031		272,000	278,665
Navoiyuran State Enterprise†	6.70%		7/2/2030		291,000	292,108
Total Uzbekistan						570,773

6	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS BOND FUND June 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Venezuela 0.35%
Oil & Gas
Petroleos de Venezuela SA(d)	9.00%		11/17/2021	$3,150,000	$407,172

Zambia 0.24%
Mining
First Quantum Minerals Ltd.†	8.00%		3/1/2033	265,000	272,139
Total Corporate Bonds (cost $33,951,859)					33,164,627

FOREIGN GOVERNMENT OBLIGATIONS 69.25%

Angola 1.04%
Angola Government International Bonds†	8.25%		5/9/2028	800,000	755,219
Angola Government International Bonds†	9.125%		11/26/2049	575,000	446,519
Total Angola					1,201,738

Argentina 2.65%
Argentina Government International Bonds	3.50%	(e)	7/9/2041	378,703	235,060
Argentina Government International Bonds	4.125%	(e)	7/9/2035	1,516,737	1,024,129
Argentina Republic Government International Bonds	0.75%	(e)	7/9/2030	985,847	788,678
Argentina Republic Government International Bonds	4.125%	(e)	7/9/2046	366,477	241,510
Argentina Republic Government International Bonds	5.00%	(e)	1/9/2038	1,081,193	773,289
Total Argentina					3,062,666

Azerbaijan 0.16%
Republic of Azerbaijan International Bonds	3.50%		9/1/2032	200,000	179,264

Bahamas 0.28%
Bahamas Government International Bonds†	8.25%		6/24/2036	315,000	320,355

Bahrain 2.00%
Bahrain Government International Bonds†	7.00%		1/26/2026	900,000	907,251
Bahrain Government International Bonds†	7.50%		2/12/2036	700,000	719,475
Bahrain Government International Bonds	7.50%		9/20/2047	700,000	688,067
Total Bahrain					2,314,793

Barbados 0.26%
Barbados Government International Bonds†	8.00%		6/26/2035	300,000	301,590

Bermuda 0.25%
Bermuda Government International Bonds†	2.375%		8/20/2030	320,000	285,536

Bolivia 0.21%
Bolivia Government International Bonds	4.50%		3/20/2028	350,000	246,750

See Notes to Financial Statements.	7

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS BOND FUND June 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Brazil 3.12%
Brazil Government International Bonds	5.50%		11/6/2030		$350,000	$351,155
Brazil Government International Bonds	6.125%		3/15/2034		1,711,000	1,698,271
Brazil Government International Bonds	7.125%		5/13/2054		1,500,000	1,440,213
Brazil Letras do Tesouro Nacional	Zero Coupon		7/1/2027	BRL	840,000	119,970
Total Brazil						3,609,609

Chile 1.51%
Chile Government International Bonds	3.80%		7/1/2035	EUR	400,000	469,154
Chile Government International Bonds	4.95%		1/5/2036		$730,000	717,130
Chile Government International Bonds(a)	5.33%		1/5/2054		600,000	563,985
Total Chile						1,750,269

Colombia 2.59%
Colombia Government International Bonds	5.00%		6/15/2045		1,735,000	1,174,601
Colombia Government International Bonds	7.375%		4/25/2030		608,000	630,089
Colombia Government International Bonds	7.50%		2/2/2034		1,200,000	1,196,180
Total Colombia						3,000,870

Costa Rica 1.08%
Costa Rica Government International Bonds†	6.55%		4/3/2034		450,000	470,657
Costa Rica Government International Bonds	7.30%		11/13/2054		750,000	778,737
Total Costa Rica						1,249,394

Dominican Republic 2.04%
Dominican Republic International Bonds†(a)	4.50%		1/30/2030		1,200,000	1,142,340
Dominican Republic International Bonds†	5.30%		1/21/2041		750,000	648,450
Dominican Republic International Bonds	6.00%		2/22/2033		580,000	573,852
Total Dominican Republic						2,364,642

Ecuador 1.50%
Ecuador Government International Bonds†	5.50%	(e)	7/31/2035		1,205,000	877,529
Ecuador Government International Bonds†	6.90%	(e)	7/31/2030		980,000	853,825
Total Ecuador						1,731,354

Egypt 3.21%
Egypt Government International Bonds†	7.30%		9/30/2033		1,100,000	978,535
Egypt Government International Bonds†	7.903%		2/21/2048		920,000	707,521
Egypt Government International Bonds†	8.625%		2/4/2030		1,600,000	1,619,400
Egypt Government International Bonds†	8.75%		9/30/2051		500,000	410,947
Total Egypt						3,716,403

8	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS BOND FUND June 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
El Salvador 1.32%
El Salvador Government International Bonds	7.65%		6/15/2035		$850,000	$824,500
El Salvador Government International Bonds†	9.25%		4/17/2030		423,000	448,909
El Salvador Government International Bonds†	9.65%		11/21/2054		250,000	258,125
Total El Salvador						1,531,534

Gabon 0.19%
Gabon Government International Bonds	6.625%		2/6/2031		270,000	215,575

Ghana 1.35%
Ghana Government International Bonds†	Zero Coupon		7/3/2026		53,040	51,542
Ghana Government International Bonds†	Zero Coupon		1/3/2030		107,923	90,479
Ghana Government International Bonds†	5.00%	(e)	7/3/2029		534,820	502,691
Ghana Government International Bonds†	5.00%	(e)	7/3/2035		1,169,080	912,463
Total Ghana						1,557,175

Guatemala 0.88%
Guatemala Government Bonds	3.70%		10/7/2033		250,000	211,719
Guatemala Government Bonds†	4.375%		6/5/2027		325,000	320,125
Guatemala Government Bonds†	6.125%		6/1/2050		200,000	181,625
Guatemala Government Bonds†	6.55%		2/6/2037		300,000	303,360
Total Guatemala						1,016,829

Hungary 3.04%
Hungary Government International Bonds	5.25%		6/16/2029		866,000	874,112
Hungary Government International Bonds	5.50%		6/16/2034		1,400,000	1,376,226
Hungary Government International Bonds†	6.125%		5/22/2028		300,000	310,080
Hungary Government International Bonds†	6.75%		9/23/2055		950,000	958,090
Total Hungary						3,518,508

India 0.96%
Export-Import Bank of India	5.50%		1/18/2033		1,075,000	1,114,256

Indonesia 1.66%
Indonesia Government International Bonds	1.85%		3/12/2031		1,860,000	1,612,034
Indonesia Treasury Bonds	6.50%		7/15/2030	IDR	1,822,000,000	113,165
Perusahaan Penerbit SBSN Indonesia III†	4.70%		6/6/2032		$200,000	200,624
Total Indonesia						1,925,823

Ivory Coast 0.42%
Ivory Coast Government International Bonds†	8.075%		4/1/2036		500,000	483,245

Jordan 0.18%
Jordan Government International Bonds†	7.50%		1/13/2029		200,000	205,628

See Notes to Financial Statements.	9

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS BOND FUND June 30, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡		Fair Value
Kazakhstan 0.63%
Baiterek National Managing Holding JSC†	5.45%	5/8/2028		$237,000	$240,173
Development Bank of Kazakhstan JSC†	5.25%	10/23/2029		200,000	201,361
Kazakhstan Government International Bonds†	4.714%	4/9/2035		300,000	292,371
Total Kazakhstan					733,905

Kenya 0.59%
Republic of Kenya Government International Bonds†	6.30%	1/23/2034		270,000	219,093
Republic of Kenya Government International Bonds	8.25%	2/28/2048		200,000	162,747
Republic of Kenya Government International Bonds†	9.75%	2/16/2031		293,000	297,882
Total Kenya					679,722

Latvia 0.26%
Latvia Government International Bonds†	5.125%	7/30/2034		300,000	300,480

Lebanon 0.52%
Lebanon Government International Bonds(d)	6.65%	2/26/2030		1,182,000	225,643
Lebanon Government International Bonds(d)	6.65%	2/26/2030		1,948,000	371,873
Total Lebanon					597,516

Mexico 2.68%
Mexico Bonos	7.75%	5/29/2031	MXN	3,380,000	171,753
Mexico Government International Bonds	3.771%	5/24/2061		$560,000	332,150
Mexico Government International Bonds(c)	5.85%	7/2/2032		427,000	432,658
Mexico Government International Bonds	6.00%	5/7/2036		950,000	939,930
Mexico Government International Bonds	6.338%	5/4/2053		700,000	644,070
Mexico Government International Bonds	6.35%	2/9/2035		340,000	348,704
Mexico Government International Bonds(c)	6.625%	1/29/2038		234,000	237,861
Total Mexico					3,107,126

Montenegro 0.30%
Montenegro Government International Bonds†	4.875%	4/1/2032	EUR	300,000	350,472

Morocco 0.73%
Morocco Government International Bonds†	3.00%	12/15/2032		$600,000	508,665
Morocco Government International Bonds†	4.00%	12/15/2050		500,000	341,175
Total Morocco					849,840

Nigeria 2.22%
Nigeria Government International Bonds	7.375%	9/28/2033		260,000	232,843
Nigeria Government International Bonds	8.25%	9/28/2051		600,000	499,000
Nigeria Government International Bonds	8.375%	3/24/2029		1,000,000	1,010,025
Nigeria Government International Bonds†	10.375%	12/9/2034		780,000	822,337
Total Nigeria					2,564,205

10	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS BOND FUND June 30, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Oman 1.63%
Oman Government International Bonds†	6.25%	1/25/2031	$800,000	$850,701
Oman Government International Bonds†	6.75%	1/17/2048	1,000,000	1,034,668
Total Oman				1,885,369

Pakistan 1.05%
Pakistan Government International Bonds	6.875%	12/5/2027	200,000	189,299
Pakistan Government International Bonds	7.375%	4/8/2031	1,145,000	1,020,033
Total Pakistan				1,209,332

Panama 2.56%
Panama Government International Bonds	2.252%	9/29/2032	1,480,000	1,133,266
Panama Government International Bonds	3.87%	7/23/2060	1,410,000	807,266
Panama Government International Bonds	6.40%	2/14/2035	1,050,000	1,024,836
Total Panama				2,965,368

Paraguay 0.72%
Paraguay Government International Bonds†	5.40%	3/30/2050	375,000	322,500
Paraguay Government International Bonds†	5.85%	8/21/2033	500,000	512,075
Total Paraguay				834,575

Peru 2.36%
Peru Government International Bonds	1.862%	12/1/2032	550,000	439,445
Peru Government International Bonds	3.00%	1/15/2034	1,900,000	1,605,215
Peru Government International Bonds	5.875%	8/8/2054	350,000	338,408
Peru Government International Bonds	6.20%	6/30/2055	350,000	351,995
Total Peru				2,735,063

Philippines 0.91%
Philippines Government International Bonds	2.65%	12/10/2045	1,000,000	649,526
ROP Sukuk Trust†	5.045%	6/6/2029	400,000	409,200
Total Philippines				1,058,726

Poland 1.72%
Bank Gospodarstwa Krajowego†	5.75%	7/9/2034	200,000	206,088
Republic of Poland Government International Bonds	5.375%	2/12/2035	740,000	755,236
Republic of Poland Government International Bonds	5.50%	4/4/2053	1,100,000	1,026,298
Total Poland				1,987,622

Qatar 0.70%
Qatar Government International Bonds†	4.40%	4/16/2050	950,000	804,437

See Notes to Financial Statements.	11

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS BOND FUND June 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Romania 2.41%
Romania Government International Bonds	2.875%		3/11/2029	EUR	600,000	$680,401
Romania Government International Bonds	4.00%		2/14/2051		$400,000	250,905
Romania Government International Bonds†	5.75%		3/24/2035		1,650,000	1,527,964
Romania Government International Bonds	7.125%		1/17/2033		320,000	333,721
Total Romania						2,792,991

Saudi Arabia 1.82%
Saudi Government International Bonds†	3.45%		2/2/2061		2,900,000	1,802,071
Saudi Government International Bonds†	5.125%		1/13/2028		300,000	305,080
Total Saudi Arabia						2,107,151

Serbia 0.45%
Serbia International Bonds†	6.25%		5/26/2028		500,000	517,350

South Africa 2.80%
Republic of South Africa Government Bonds	8.00%		1/31/2030	ZAR	3,100,000	172,378
Republic of South Africa Government Bonds	8.875%		2/28/2035	ZAR	2,120,000	112,111
Republic of South Africa Government International Bonds	4.30%		10/12/2028		$1,356,000	1,311,016
Republic of South Africa Government International Bonds	5.75%		9/30/2049		1,523,000	1,148,231
Republic of South Africa Government International Bonds†	7.10%		11/19/2036		500,000	496,569
Total South Africa						3,240,305

Sri Lanka 1.69%
Sri Lanka Government International Bonds†	3.10%	(e)	1/15/2030		217,641	194,517
Sri Lanka Government International Bonds†	3.35%	(e)	3/15/2033		426,900	345,633
Sri Lanka Government International Bonds†	3.60%	(e)	5/15/2036		1,112,800	908,290
Sri Lanka Government International Bonds†	3.60%	(e)	2/15/2038		400,282	325,955
Sri Lanka Government International Bonds†	4.00%		4/15/2028		187,922	176,881
Total Sri Lanka						1,951,276

Trinidad And Tobago 0.57%
Trinidad & Tobago Government International Bonds†	6.40%		6/26/2034		675,000	664,558

Turkey 2.76%
Istanbul Metropolitan Municipality†	10.50%		12/6/2028		500,000	537,586
Turkiye Government Bonds	37.00%		2/18/2026	TRY	5,300,000	132,056
Turkiye Government International Bonds	5.75%		5/11/2047		$1,250,000	939,851
Turkiye Government International Bonds	7.625%		5/15/2034		1,250,000	1,282,517
Turkiye Ihracat Kredi Bankasi AS†	7.50%		2/6/2028		300,000	306,768
Total Turkey						3,198,778

12	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS BOND FUND June 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Ukraine 1.36%
Ukraine Government International Bonds†	Zero Coupon	(e)	2/1/2030	$38,861	$18,591
Ukraine Government International Bonds†	Zero Coupon	(e)	2/1/2034	145,218	55,546
Ukraine Government International Bonds†	Zero Coupon	(e)	2/1/2035	1,239,700	578,116
Ukraine Government International Bonds†	1.75%	(e)	2/1/2029	186,000	114,185
Ukraine Government International Bonds†	1.75%	(e)	2/1/2034	522,283	268,706
Ukraine Government International Bonds†	1.75%	(e)	2/1/2035	248,996	126,010
Ukraine Government International Bonds†	1.75%	(e)	2/1/2036	320,138	156,207
Ukraine Government International Bonds	3.00%	(e)	2/1/2036	540,000	256,089
Total Ukraine					1,573,450

United Arab Emirates 1.03%
Abu Dhabi Government International Bonds†	3.125%		9/30/2049	450,000	307,368
Finance Department Government of Sharjah	3.625%		3/10/2033	500,000	432,102
UAE International Government Bonds†	3.25%		10/19/2061	700,000	454,304
Total United Arab Emirates					1,193,774

Uruguay 1.26%
Uruguay Government International Bonds	4.975%		4/20/2055	226,000	200,907
Uruguay Government International Bonds	5.75%		10/28/2034	1,185,000	1,252,782
Total Uruguay					1,453,689

Uzbekistan 0.83%
Republic of Uzbekistan International Bonds†	6.90%		2/28/2032	200,000	206,179
Republic of Uzbekistan International Bonds†	6.947%		5/25/2032	730,000	752,406
Total Uzbekistan					958,585

Venezuela 0.38%
Venezuela Government International Bonds(d)	12.75%		8/23/2022	2,420,000	439,503

Zambia 0.41%
Zambia Government International Bonds	5.75%	(e)	6/30/2033	516,154	475,188
Total Foreign Government Obligations (cost $84,277,958)					80,134,162
Total Long-Term Investments (cost $118,285,377)					113,349,573

SHORT-TERM INVESTMENTS 2.30%

REPURCHASE AGREEMENTS 1.00%
Repurchase Agreement dated 6/30/2025, 4.000% due 7/1/2025 with Fixed Income Clearing Corp. collateralized by $1,181,600 of U.S. Treasury Note at 3.750% due 6/30/2027; value: $1,181,730; proceeds: $1,158,614 (cost $1,158,485)				1,158,485	1,158,485

See Notes to Financial Statements.	13

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS BOND FUND June 30, 2025

Investments	Principal Amount‡	Fair Value
Time Deposits 0.13%
CitiBank N.A.(f) (cost $150,896)	$150,896	$150,896

	Shares
Money Market Funds 1.17%
Fidelity Government Portfolio(f) (cost $1,358,064)	1,358,064	1,358,064
Total Short-Term Investments (cost $2,667,445)		2,667,445
Total Investments in Securities 100.25% (cost $120,952,822)		116,017,018
Other Assets and Liabilities – Net(g) (0.25)%		(289,863)
Net Assets 100.00%		$115,727,155

BRL	Brazilian Real.
EUR	Euro.
IDR	Indonesian Rupiah.
MXN	Mexican Peso.
TRY	Turkish Lira.
ZAR	South African Rand.
CMT	Constant Maturity Rate.
‡	Principal Amount is denominated in U.S. dollars unless otherwise noted.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At June 30, 2025, the total value of Rule 144A securities was $55,715,344, which represents 48.14% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at June 30, 2025.
(a)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
(b)	Security is perpetual in nature and has no stated maturity.
(c)	Securities purchased on a when-issued basis (See Note 2(h)).
(d)	Defaulted (non-income producing security).
(e)	Step Bond – Security with a predetermined schedule of interest rate changes.
(f)	Security was purchased with the cash collateral from loaned securities.
(g)	Other Assets and Liabilities – Net include net unrealized appreciation/(depreciation) on forward foreign currency exchange contracts, futures contracts and swap contracts as follows:

Centrally Cleared Credit Default Swap Contracts on Indexes/Issuers - Sell Protection at June 30, 2025(1):

Referenced Indexes/ Issuers	Central Clearing Party	Fund Receives (Quarterly)	Termination Date	Notional Amount	Payments Upfront(2)	Unrealized Appreciation/ (Depreciation)(3)	Value
CDX.EM.S43(4)	Goldman Sachs	1.00%	6/20/2030	$1,176,000	$(38,446)	$9,295	$(29,151)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap contracts agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap contracts and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap contracts less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments paid (received) by Central Clearing Party are presented net of amortization.
(3)	Total unrealized appreciation on Credit Default Swap Contracts on Indexes/Issuers amounted to $9,295. Total unrealized depreciation on Credit Default Swap Contracts on Indexes/Issuers amounted to $0.
(4)	Central Clearinghouse: Intercontinental Exchange (ICE).

14	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS BOND FUND June 30, 2025

Forward Foreign Currency Exchange Contracts at June 30, 2025:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Euro	Buy	Morgan Stanley	8/22/2025	136,000	$157,669	$160,742	$3,073

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Euro	Sell	State Street Bank And Trust	8/22/2025	795,000	$905,640	$939,632	$(33,992)
Euro	Sell	State Street Bank And Trust	8/22/2025	387,000	451,006	457,405	(6,399)
Total Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(40,391)

Futures Contracts at June 30, 2025:

Type	Expiration	Contracts	Position	Notional Amount		Notional Value		Unrealized Appreciation
Euro-Bund	September 2025	3	Short	EUR	(392,068)	EUR	(390,450)	$1,906
U.S. 2-Year Treasury Note	September 2025	17	Long		$3,522,401		$3,536,399	13,998
U.S. 5-Year Treasury Note	September 2025	53	Long		5,712,586		5,777,000	64,414
U.S. Long Bond	September 2025	66	Long		7,324,647		7,620,937	296,290
Total Unrealized Appreciation on Futures Contracts								$376,608

Type	Expiration	Contracts	Position	Notional Amount		Notional Value		Unrealized Depreciation
U.S. 10-Year Treasury Note	September 2025	49	Short		$(5,401,042)		$(5,494,125)	$(93,083)
U.S. 10-Year Ultra Treasury Note	September 2025	91	Short		(10,152,914)		(10,398,172)	(245,258)
U.S. Ultra Treasury Bond	September 2025	15	Short		(1,703,923)		(1,786,875)	(82,952)
Total Unrealized Depreciation on Futures Contracts								$(421,293)

See Notes to Financial Statements.	15

Schedule of Investments (unaudited)(concluded)

EMERGING MARKETS BOND FUND June 30, 2025

The following is a summary of the inputs used as of June 30, 2025 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Convertible Bonds	$–	$50,784	$–	$50,784
Corporate Bonds	–	33,164,627	–	33,164,627
Foreign Government Obligations	–	80,134,162	–	80,134,162
Short-Term Investments
Repurchase Agreements	–	1,158,485	–	1,158,485
Time Deposits	–	150,896	–	150,896
Money Market Funds	1,358,064	–	–	1,358,064
Total	$1,358,064	$114,658,954	$–	$116,017,018
Other Financial Instruments
Centrally Cleared Credit Default Swap Contracts
Assets	$–	$–	$–	$–
Liabilities	–	(29,151)	–	(29,151)
Forward Foreign Currency Exchange Contracts
Assets	–	3,073	–	3,073
Liabilities	–	(40,391)	–	(40,391)
Futures Contracts
Assets	376,608	–	–	376,608
Liabilities	(421,293)	–	–	(421,293)
Total	$(44,685)	$(66,469)	$–	$(111,154)

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Countries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

16	See Notes to Financial Statements.

Schedule of Investments (unaudited)

EMERGING MARKETS CORPORATE DEBT FUND June 30, 2025

Investments			Shares	Fair Value
LONG-TERM INVESTMENTS 100.02%

COMMON STOCKS 0.13%

United States
Chemicals
Mosaic Co. (cost $67,800)			1,291	$47,096

	Interest Rate	Maturity Date	Principal Amount‡
CONVERTIBLE BONDS 0.63%

China 0.07%
Equity Real Estate 0.03%
Sunac China Holdings Ltd.(a) (cost $43,052)	Zero Coupon	9/30/2028	$100,000	12,500
Lodging 0.04%
H World Group Ltd. (cost $13,890)	3.00%	5/1/2026	12,000	12,696
Total China				25,196

Macau 0.56%
Lodging
Wynn Macau Ltd.† (cost $200,000)	4.50%	3/7/2029	200,000	199,200
Total Convertible Bonds (cost $256,942)				224,396

CORPORATE BONDS 93.28%

Angola 0.55%
Oil & Gas
Azule Energy Finance PLC†	8.125%	1/23/2030	200,000	198,300

Argentina 2.57%
Energy-Alternate Sources 0.59%
YPF Energia Electrica SA†(b)	7.875%	10/16/2032	215,000	213,227
Oil & Gas 1.39%
Vista Energy Argentina SAU†	8.50%	6/10/2033	195,000	197,316
YPF SA†	6.95%	7/21/2027	69,000	68,498
YPF SA	9.50%	1/17/2031	220,000	231,922
				497,736
Telecommunications 0.59%
Telecom Argentina SA†	9.25%	5/28/2033	206,000	209,990
Total Argentina				920,953

Brazil 6.09%
Building Materials 0.56%
St. Mary’s Cement, Inc.†(b)	5.75%	4/2/2034	200,000	202,513

See Notes to Financial Statements.	17

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS CORPORATE DEBT FUND June 30, 2025

Investments	Interest Rate		Maturity Date		Principal Amount‡	Fair Value
Brazil (continued)
Engineering & Construction 0.57%
Sitios Latinoamerica SAB de CV†	6.00%		11/25/2029		$200,000	$204,148
Forest Products & Paper 0.59%
LD Celulose International GmbH†	7.95%		1/26/2032		200,000	210,625
Health Care-Services 0.55%
Rede D’or Finance SARL	4.95%		1/17/2028		200,000	197,560
Internet 0.55%
MercadoLibre, Inc.	2.375%		1/14/2026		200,000	197,267
Iron-Steel 2.16%
CSN Inova Ventures	6.75%		1/28/2028		200,000	189,234
Gerdau Trade, Inc.	5.75%		6/9/2035		200,000	200,390
Samarco Mineracao SA	9.50%		6/30/2031		271,951	267,513
Vale Overseas Ltd.	6.40%		6/28/2054		117,000	115,101
						772,238
Media 0.53%
Globo Comunicacao e Participacoes SA	4.875%		1/22/2030		200,000	189,209
Retail 0.58%
Arcos Dorados BV†	6.375%		1/29/2032		200,000	208,178
Total Brazil						2,181,738

Chile 5.11%
Banks 1.18%
Banco de Credito e Inversiones SA†	8.75% (5 yr. CMT + 4.94%	)#	–	(c)	400,000	422,320
Electric 1.60%
Alfa Desarrollo SpA†	4.55%		9/27/2051		247,012	181,900
Chile Electricity Lux MPC II SARL†	5.58%		10/20/2035		195,501	195,810
Colbun SA	3.95%		10/11/2027		200,000	197,016
						574,726
Forest Products & Paper 0.57%
Inversiones CMPC SA†	6.125%		2/26/2034		200,000	205,220
Mining 1.76%
Antofagasta PLC†	6.25%		5/2/2034		400,000	419,672
Corp. Nacional del Cobre de Chile	6.44%		1/26/2036		200,000	209,698
						629,370
Total Chile						1,831,636

China 7.33%
Diversified Financial Services 0.49%
China Great Wall International Holdings V Ltd.	2.375%		8/18/2030		200,000	176,279

18	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS CORPORATE DEBT FUND June 30, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
China (continued)
Gas 0.55%
ENN Clean Energy International Investment Ltd.	3.375%	5/12/2026	$200,000	$197,210
Internet 4.70%
Alibaba Group Holding Ltd.†	5.25%	5/26/2035	400,000	404,653
JD.com, Inc.	3.375%	1/14/2030	200,000	191,707
Meituan†	4.625%	10/2/2029	288,000	288,131
Prosus NV	3.061%	7/13/2031	200,000	177,230
Prosus NV†	3.832%	2/8/2051	400,000	257,500
Tencent Holdings Ltd.†	3.925%	1/19/2038	200,000	177,857
Weibo Corp.	3.375%	7/8/2030	200,000	186,772
				1,683,850
Investment Companies 0.54%
CFAMC IV Co. Ltd.	4.50%	5/29/2029	200,000	194,514
Real Estate 0.54%
Kaisa Group Holdings Ltd.(a)	11.95%	10/22/2022	400,000	18,000
Longfor Group Holdings Ltd.	3.95%	9/16/2029	200,000	162,603
Ronshine China Holdings Ltd.(a)	8.10%	6/9/2023	200,000	2,000
Shimao Group Holdings Ltd.(a)	3.45%	1/11/2031	200,000	10,848
				193,451
Telecommunications 0.51%
Xiaomi Best Time International Ltd.	2.875%	7/14/2031	200,000	182,055
Total China				2,627,359

Colombia 2.90%
Banks 0.56%
Banco de Bogota SA†	6.25%	5/12/2026	200,000	200,756
Oil & Gas 1.75%
Ecopetrol SA	5.875%	11/2/2051	302,000	199,086
Ecopetrol SA	7.75%	2/1/2032	250,000	245,844
Ecopetrol SA	8.375%	1/19/2036	187,000	180,551
				625,481
Pipelines 0.59%
AL Candelaria -spain- SA†	5.75%	6/15/2033	250,000	212,338
Total Colombia				1,038,575

Congo 0.56%
Mining
Ivanhoe Mines Ltd.†	7.875%	1/23/2030	200,000	199,793

See Notes to Financial Statements.	19

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS CORPORATE DEBT FUND June 30, 2025

Investments	Interest Rate		Maturity Date		Principal Amount‡	Fair Value
Czech Republic 0.56%
Aerospace/Defense
Czechoslovak Group AS†(d)	6.50%		1/10/2031		$200,000	$201,989

Dominican Republic 0.53%
Energy-Alternate Sources
Empresa Generadora de Electricidad Haina SA†	5.625%		11/8/2028		200,000	190,824

Ghana 0.50%
Oil & Gas
Kosmos Energy Ltd.†	7.75%		5/1/2027		200,000	178,620

Guatemala 1.10%
Beverages 0.55%
Central American Bottling Corp./CBC Bottling
Holdco SL/Beliv Holdco SL†	5.25%		4/27/2029		203,000	197,558
Electric 0.55%
Investment Energy Resources Ltd.	6.25%		4/26/2029		200,000	196,191
Total Guatemala						393,749

Hong Kong 0.52%
Insurance
AIA Group Ltd.	5.40%		9/30/2054		200,000	187,325

India 5.93%
Banks 0.54%
HDFC Bank Ltd.	3.70% (5 yr. CMT + 2.93%	)#	–	(c)	200,000	194,009
Commercial Services 1.26%
Adani Ports & Special Economic Zone Ltd.†	3.10%		2/2/2031		300,000	254,075
JSW Infrastructure Ltd.	4.95%		1/21/2029		200,000	196,120
						450,195
Diversified Financial Services 1.67%
Muthoot Finance Ltd.	6.375%		4/23/2029		200,000	199,661
Power Finance Corp. Ltd.	4.50%		6/18/2029		200,000	197,143
Sammaan Capital Ltd.	9.70%		7/3/2027		200,000	202,500
						599,304
Electric 1.36%
Adani Transmission Step-One Ltd.†	4.00%		8/3/2026		300,000	296,922
ReNew Wind Energy AP2/ReNew Power Pvt Ltd. other 9 Subsidiaries	4.50%		7/14/2028		200,000	189,951
						486,873

20	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS CORPORATE DEBT FUND June 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
India (continued)
Engineering & Construction 1.10%
GMR Hyderabad International Airport Ltd.	4.25%		10/27/2027		$200,000	$193,628
IRB Infrastructure Developers Ltd.†	7.11%		3/11/2032		200,000	200,747
						394,375
Total India						2,124,756

Indonesia 4.85%
Banks 0.55%
Bank Negara Indonesia Persero Tbk. PT	3.75%		3/30/2026		200,000	197,993
Electric 2.06%
Minejesa Capital BV	5.625%		8/10/2037		350,000	337,370
Pertamina Geothermal Energy PT	5.15%		4/27/2028		200,000	201,624
Sorik Marapi Geothermal Power PT†	7.75%		8/5/2031		197,460	198,447
						737,441
Iron-Steel 0.56%
Krakatau Posco PT	6.375%		6/11/2029		200,000	200,783
Mining 1.13%
Freeport Indonesia PT	5.315%		4/14/2032		200,000	200,653
Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT	5.45%		5/15/2030		200,000	203,690
						404,343
Oil & Gas 0.55%
Medco Laurel Tree Pte. Ltd.	6.95%		11/12/2028		200,000	198,360
Total Indonesia						1,738,920

Israel 2.77%
Banks 0.55%
Bank Leumi Le-Israel BM	3.275% (5 yr. CMT + 1.63%	)#	1/29/2031		200,000	196,789
Oil & Gas 0.19%
Leviathan Bond Ltd.	6.75%		6/30/2030		70,000	69,210
Pharmaceuticals 2.03%
Teva Pharmaceutical Finance Netherlands II BV	4.125%		6/1/2031	EUR	200,000	236,601
Teva Pharmaceutical Finance Netherlands III BV	4.10%		10/1/2046		$255,000	183,668
Teva Pharmaceutical Finance Netherlands III BV	6.00%		12/1/2032		300,000	306,630
						726,899
Total Israel						992,898

Ivory Coast 0.56%
Mining
Endeavour Mining PLC†	7.00%		5/28/2030		200,000	201,150

See Notes to Financial Statements.	21

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS CORPORATE DEBT FUND June 30, 2025

Investments	Interest Rate		Maturity Date		Principal Amount‡	Fair Value
Kazakhstan 2.34%
Oil & Gas
KazMunayGas National Co. JSC	5.375%		4/24/2030		$200,000	$201,834
KazMunayGas National Co. JSC	6.375%		10/24/2048		200,000	185,243
KazMunayGas National Co. JSC	6.375%		10/24/2048		200,000	185,243
Tengizchevroil Finance Co. International Ltd.†	3.25%		8/15/2030		300,000	267,283
Total Kazakhstan						839,603

Kuwait 1.37%
Banks
NBK SPC Ltd.†	1.625% (SOFR + 1.05%	)#	9/15/2027		200,000	192,695
NBK Tier 1 Financing 2 Ltd.†	4.50% (6 yr. CMT + 2.83%	)#	–	(c)	300,000	298,851
Total Kuwait						491,546

Macau 2.19%
Lodging
MGM China Holdings Ltd.	4.75%		2/1/2027		200,000	198,622
Sands China Ltd.	5.40%		8/8/2028		200,000	201,616
Studio City Co. Ltd.†	7.00%		2/15/2027		200,000	200,873
Studio City Finance Ltd.	5.00%		1/15/2029		200,000	183,658
Total Macau						784,769

Malaysia 1.61%
Oil & Gas 1.06%
Petronas Capital Ltd.	2.48%		1/28/2032		200,000	174,396
Petronas Capital Ltd.†	5.848%		4/3/2055		200,000	202,989
						377,385
Transportation 0.55%
MISC Capital Two Labuan Ltd.	3.75%		4/6/2027		200,000	197,369
Total Malaysia						574,754

Mexico 6.24%
Banks 1.66%
Banco Mercantil del Norte SA	8.375% (5 yr. CMT + 4.07%	)#	–	(c)	200,000	202,826
Banco Nacional de Comercio Exterior SNC	2.72% (5 yr. CMT + 2.00%	)#	8/11/2031		200,000	190,009
Banco Nacional de Comercio Exterior SNC†	5.875%		5/7/2030		200,000	203,122
						595,957
Beverages 0.42%
Coca-Cola Femsa SAB de CV	5.10%		5/6/2035		150,000	149,324

22	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS CORPORATE DEBT FUND June 30, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡		Fair Value
Mexico (continued)
Building Materials 0.56%
Cemex SAB de CV	5.20%	9/17/2030		$200,000	$199,694
Electric 1.60%
Comision Federal de Electricidad	3.875%	7/26/2033		200,000	170,210
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple†	7.25%	1/31/2041		397,700	404,023
					574,233
Food 0.56%
Gruma SAB de CV†	5.39%	12/9/2034		200,000	201,319
Mining 0.83%
Minera Mexico SA de CV†	5.625%	2/12/2032		200,000	203,616
Southern Copper Corp.	5.25%	11/8/2042		100,000	92,983
					296,599
Oil & Gas 0.61%
Petroleos Mexicanos	6.49%	1/23/2027		77,000	76,659
Petroleos Mexicanos	8.75%	6/2/2029		135,000	139,950
					216,609
Total Mexico					2,233,735

Morocco 1.63%
Chemicals
OCP SA†	3.75%	6/23/2031		200,000	179,589
OCP SA†	6.10%	4/30/2030		200,000	202,952
OCP SA†	7.50%	5/2/2054		200,000	200,305
Total Morocco					582,846

Nigeria 0.34%
Banks
BOI Finance BV†	7.50%	2/16/2027	EUR	100,000	120,234

Oman 0.56%
Electric
Mazoon Assets Co. SAOC†	5.25%	10/9/2031		$200,000	199,809

Panama 1.06%
Banks 0.58%
Multibank, Inc.	7.75%	2/3/2028		200,000	207,562
Electric 0.48%
AES Panama Generation Holdings SRL	4.375%	5/31/2030		188,168	172,416
Total Panama					379,978

See Notes to Financial Statements.	23

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS CORPORATE DEBT FUND June 30, 2025

Investments	Interest Rate		Maturity Date		Principal Amount‡	Fair Value
Paraguay 0.92%
Banks 0.55%
Banco Continental SAECA†	2.75%		12/10/2025		$200,000	$198,244
Telecommunications 0.37%
Telefonica Celular del Paraguay SA	5.875%		4/15/2027		131,000	130,509
Total Paraguay						328,753

Peru 3.80%
Banks 1.05%
Banco BBVA Peru SA†	6.20% (5 yr. CMT + 2.00%	)#	6/7/2034		200,000	204,927
Banco de Credito del Peru SA†	5.85%		1/11/2029		165,000	170,976
						375,903
Electric 1.13%
Kallpa Generacion SA†	5.875%		1/30/2032		200,000	205,100
Niagara Energy SAC†	5.746%		10/3/2034		200,000	198,168
						403,268
Mining 0.57%
Cia de Minas Buenaventura SAA†	6.80%		2/4/2032		200,000	203,400
Packaging & Containers 0.52%
SAN Miguel Industrias Pet SA/NG PET R&P Latin America SA	3.75%		8/2/2028		200,000	187,997
Retail 0.53%
InRetail Consumer†	3.25%		3/22/2028		200,000	189,850
Total Peru						1,360,418

Philippines 0.55%
Oil & Gas
Petron Corp.	5.95% (5 yr. CMT + 7.57%	)#	–	(c)	200,000	198,380

Poland 0.57%
Oil & Gas
ORLEN SA†	6.00%		1/30/2035		200,000	205,551

Qatar 2.17%
Banks 0.82%
QNB Finance Ltd.	2.75%		2/12/2027		300,000	292,058
Gas 0.31%
Nakilat, Inc.†	6.267%		12/31/2033		106,554	112,057
Oil & Gas 0.49%
QatarEnergy†	2.25%		7/12/2031		200,000	175,436

24	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS CORPORATE DEBT FUND June 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Qatar (continued)
Telecommunications 0.55%
Ooredoo International Finance Ltd.†	4.625%		10/10/2034	$200,000	$196,077
Total Qatar					775,628

Russia 0.00%
Banks
Alfa Bank AO Via Alfa Bond Issuance PLC	5.50% (5 yr. CMT + 4.55%	)	10/26/2031	300,000	–	(e)
Sberbank of Russia Via SB Capital SA(a)	5.25%		5/23/2023	450,000	–	(e)
Total Russia					–

Saudi Arabia 3.23%
Investment Companies 0.50%
Gaci First Investment Co.	5.375%		1/29/2054	200,000	177,239
Oil & Gas 1.68%
Saudi Arabian Oil Co.	2.25%		11/24/2030	500,000	444,554
Saudi Arabian Oil Co.	4.375%		4/16/2049	200,000	158,537
					603,091
Pipelines 1.05%
EIG Pearl Holdings SARL	3.545%		8/31/2036	198,529	176,939
Greensaif Pipelines Bidco SARL†	6.103%		8/23/2042	200,000	200,291
					377,230
Total Saudi Arabia					1,157,560

Singapore 1.65%
Banks
DBS Group Holdings Ltd.	1.822% (5 yr. CMT + 1.10%	)#	3/10/2031	200,000	196,293
Oversea-Chinese Banking Corp. Ltd.	4.602% (5 yr. CMT + 1.58%	)#	6/15/2032	200,000	200,400
United Overseas Bank Ltd.†	2.00% (5 yr. CMT + 1.23%	)#	10/14/2031	200,000	193,642
Total Singapore					590,335

South Africa 2.42%
Mining
Anglo American Capital PLC†	5.75%		4/5/2034	450,000	464,923
Stillwater Mining Co.	4.00%		11/16/2026	200,000	195,530
Windfall Mining Group, Inc./Groupe Minier Windfall, Inc.†	5.854%		5/13/2032	200,000	204,519
Total South Africa					864,972

See Notes to Financial Statements.	25

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS CORPORATE DEBT FUND June 30, 2025

Investments	Interest Rate		Maturity Date		Principal Amount‡	Fair Value
South Korea 4.16%
Banks 1.65%
KEB Hana Bank	3.50% (5 yr. CMT + 2.41%	)#	–	(c)	$200,000	$194,885
Shinhan Bank Co. Ltd.	4.375%		4/13/2032		200,000	191,713
Woori Bank†	6.375% (5 yr. CMT + 2.28%	)#	–	(c)	200,000	203,500
						590,098
Chemicals 0.56%
Kraton Corp.†	5.00%		7/15/2027		200,000	202,597
Electric 1.37%
Hanwha Futureproof Corp.†	4.75%		4/30/2028		200,000	202,647
Korea Midland Power Co. Ltd.	1.25%		8/9/2026		300,000	290,036
						492,683
Insurance 0.58%
Hanwha Life Insurance Co. Ltd.†	6.30% (5 yr. CMT + 2.29%	)#	6/24/2055		200,000	206,224
Total South Korea						1,491,602

Taiwan 1.99%
Semiconductors
TSMC Global Ltd.	2.25%		4/23/2031		800,000	714,031

Turkey 2.82%
Banks 1.69%
Akbank TAS†	7.498%		1/20/2030		200,000	203,777
Turkiye Garanti Bankasi AS†	8.125% (5 yr. CMT + 3.84%	)#	1/3/2035		400,000	402,934
						606,711
Commercial Services 0.54%
Limak Iskenderun Uluslararasi Liman Isletmeciligi AS†	9.50%		7/10/2036		195,252	193,011
Mining 0.59%
WE Soda Investments Holding PLC†	9.375%		2/14/2031		200,000	209,434
Total Turkey						1,009,156

Ukraine 0.96%
Agriculture 0.52%
MHP Lux SA	6.95%		4/3/2026		200,000	186,748
Iron-Steel 0.44%
Metinvest BV	7.75%		10/17/2029		200,000	156,620
Total Ukraine						343,368

26	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS CORPORATE DEBT FUND June 30, 2025

Investments	Interest Rate		Maturity Date		Principal Amount‡		Fair Value
United Arab Emirates 3.76%
Banks 0.55%
First Abu Dhabi Bank PJSC	4.50% (5 yr. CMT + 4.14%	)#	–	(c)		$200,000	$197,959
Electric 0.54%
Abu Dhabi National Energy Co. PJSC	4.75%		3/9/2037			200,000	191,560
Energy-Alternate Sources 0.43%
Sweihan PV Power Co. PJSC†	3.625%		1/31/2049			184,448	152,580
Investment Companies 1.15%
Abu Dhabi Developmental Holding Co. PJSC†	4.50%		5/6/2030			200,000	199,769
MDGH GMTN RSC Ltd.	5.875%		5/1/2034			200,000	212,710
							412,479
Pipelines 1.09%
Galaxy Pipeline Assets Bidco Ltd.†	3.25%		9/30/2040			500,000	390,874
Total United Arab Emirates							1,345,452

United Kingdom 1.46%
Banks 1.16%
Standard Chartered PLC†	6.301% (1 yr. CMT + 2.45%	)#	1/9/2029			200,000	207,877
Standard Chartered PLC†	7.875% (5 yr. CMT + 3.57%	)#	–	(c)		200,000	208,636
							416,513
Commercial Services 0.30%
BCP V Modular Services Finance PLC	6.75%		11/30/2029		EUR	100,000	105,468
Total United Kingdom							521,981

United States 0.77%
Auto Manufacturers 0.37%
Hyundai Capital America†	5.68%		6/26/2028			$130,000	133,456
Chemicals 0.25%
CVR Partners LP/CVR Nitrogen Finance Corp.†	6.125%		6/15/2028			88,000	88,207
Oil & Gas 0.15%
CITGO Petroleum Corp.†	8.375%		1/15/2029			51,000	53,175
Total United States							274,838

Uzbekistan 1.13%
Mining
Navoi Mining & Metallurgical Combinat†	6.95%		10/17/2031			200,000	204,901
Navoiyuran State Enterprise†	6.70%		7/2/2030			200,000	200,761
Total Uzbekistan							405,662

See Notes to Financial Statements.	27

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS CORPORATE DEBT FUND June 30, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Zambia 1.15%
Mining
First Quantum Minerals Ltd.†	8.00%	3/1/2033	$200,000	$205,388
First Quantum Minerals Ltd.†	8.625%	6/1/2031	200,000	207,749
Total Zambia				413,137
Total Corporate Bonds (cost $34,255,239)				33,416,683

FOREIGN GOVERNMENT OBLIGATIONS 5.98%

Hungary 0.55%
Hungary Government International Bonds	5.50%	6/16/2034	200,000	196,604

Kazakhstan 1.13%
Baiterek National Managing Holding JSC†	5.45%	5/8/2028	200,000	202,678
Development Bank of Kazakhstan JSC†	5.25%	10/23/2029	200,000	201,361
Total Kazakhstan				404,039

Peru 0.53%
Corp. Financiera de Desarrollo SA	2.40%	9/28/2027	200,000	189,658

Romania 0.56%
Romania Government International Bonds†	5.875%	1/30/2029	200,000	201,638

South Africa 0.56%
Republic of South Africa Government International Bonds	5.875%	9/16/2025	200,000	200,106

South Korea 0.56%
Korea Electric Power Corp.†	5.375%	7/31/2026	200,000	202,230

Supranational 0.95%
African Export-Import Bank†	2.634%	5/17/2026	350,000	340,222

Turkey 1.14%
Turkiye Government International Bonds	7.625%	5/15/2034	200,000	205,203
Turkiye Ihracat Kredi Bankasi AS†	7.50%	2/6/2028	200,000	204,512
Total Turkey				409,715
Total Foreign Government Obligations (cost $2,149,528)				2,144,212
Total Long-Term Investments (cost $36,729,509)				35,832,387

28	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS CORPORATE DEBT FUND June 30, 2025

Investments	Principal Amount‡	Fair Value
SHORT-TERM INVESTMENTS 2.77%

REPURCHASE AGREEMENTS 1.49%
Repurchase Agreement dated 6/30/2025, 4.000% due 7/1/2025 with Fixed Income Clearing Corp. collateralized by $543,500 of U.S. Treasury Note at 3.750% due 6/30/2027; value: $543,591; proceeds: $532,896 (cost $532,837)	$532,837	$532,837

Time Deposits 0.13%
CitiBank N.A.(f) (cost $45,790)	45,790	45,790

	Shares
Money Market Funds 1.15%
Fidelity Government Portfolio(f) (cost $412,110)	412,110	412,110
Total Short-Term Investments (cost $990,737)		990,737
Total Investments in Securities 102.79% (cost $37,720,246)		36,823,124
Other Assets and Liabilities – Net(g) (2.79)%		(998,208)
Net Assets 100.00%		$35,824,916

EUR	Euro.
CMT	Constant Maturity Rate.
SOFR	Secured Overnight Financing Rate.

‡	Principal Amount is denominated in U.S. dollars unless otherwise noted.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At June 30, 2025, the total value of Rule 144A securities was $18,629,236, which represents 52.00% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at June 30, 2025.
(a)	Defaulted (non-income producing security).
(b)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
(c)	Security is perpetual in nature and has no stated maturity.
(d)	Securities purchased on a when-issued basis (See Note 2(h)).
(e)	Level 3 Investment as described in Note 2(a) in the Notes to Financial Statements. Security fair valued by the Pricing Committee.
(f)	Security was purchased with the cash collateral from loaned securities.
(g)	Other Assets and Liabilities - Net include net unrealized appreciation/(depreciation) on forward foreign currency exchange contracts, futures contracts and swap contracts as follows:

See Notes to Financial Statements.	29

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS CORPORATE DEBT FUND June 30, 2025

Centrally Cleared Credit Default Swap Contracts on Indexes/Issuers - Sell Protection at June 30, 2025(1):

Referenced Indexes/ Issuers	Central Clearing Party	Fund Receives (Quarterly)	Termination Date	Notional Amount	Payments Upfront(2)	Unrealized Appreciation/ (Depreciation)(3)	Value
CDX.EM.S43(4)	Goldman Sachs	1.00%	6/20/2030	$186,000	$(6,081)	$1,470	$(4,611)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap contracts agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap contracts and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap contracts less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments paid (received) by Central Clearing Party are presented net of amortization.
(3)	Total unrealized appreciation on Credit Default Swap Contracts on Indexes/Issuers amounted to $1,470. Total unrealized depreciation on Credit Default Swap Contracts on Indexes/Issuers amounted to $0.
(4)	Central Clearinghouse: Intercontinental Exchange (ICE).

Forward Foreign Currency Exchange Contracts at June 30, 2025:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Euro	Sell	Bank Of America	8/22/2025	141,000	$160,919	$166,652	$(5,733)
Euro	Sell	State Street Bank And Trust	8/22/2025	90,000	102,526	106,374	(3,848)
Total Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(9,581)

Futures Contracts at June 30, 2025:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
Euro-Bobl	September 2025	3	Short	EUR (354,260)	EUR (353,040)	$1,437
U.S. 2-Year Treasury Note	September 2025	14	Long	$2,900,948	$2,912,328	11,380
U.S. Long Bond	September 2025	5	Long	553,979	577,344	23,365
Total Unrealized Appreciation on Futures Contracts						$36,182

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 10-Year Treasury Note	September 2025	6	Short	$(661,352)	$(672,750)	$(11,398)
U.S. 10-Year Ultra Treasury Note	September 2025	22	Short	(2,458,023)	(2,513,844)	(55,821)
U.S. 5-Year Treasury Note	September 2025	14	Short	(1,514,830)	(1,526,000)	(11,170)
Total Unrealized Depreciation on Futures Contracts						$(78,389)

30	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

EMERGING MARKETS CORPORATE DEBT FUND June 30, 2025

The following is a summary of the inputs used as of June 30, 2025 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks	$47,096	$–	$–	$47,096
Convertible Bonds	–	224,396	–	224,396
Corporate Bonds
Russia	–	–	0	0
Remaining Countries	–	33,416,683	–	33,416,683
Foreign Government Obligations	–	2,144,212	–	2,144,212
Short-Term Investments
Repurchase Agreements	–	532,837	–	532,837
Time Deposits	–	45,790	–	45,790
Money Market Funds	412,110	–	–	412,110
Total	$459,206	$36,363,918	$0	$36,823,124
Other Financial Instruments
Centrally Cleared Credit Default Swap Contracts
Assets	$–	$–	$–	$–
Liabilities	–	(4,611)	–	(4,611)
Forward Foreign Currency Exchange Contracts
Assets	–	–	–	–
Liabilities	–	(9,581)	–	(9,581)
Futures Contracts
Assets	36,182	–	–	36,182
Liabilities	(78,389)	–	–	(78,389)
Total	$(42,207)	$(14,192)	$–	$(56,399)

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Countries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the period.

See Notes to Financial Statements.	31

Statements of Assets and Liabilities (unaudited)

June 30, 2025

	Emerging Markets Bond Fund	Emerging Markets Corporate Debt Fund
ASSETS:
Investments in securities, at cost	$120,952,822	$37,720,246
Investments in securities, at fair value including $1,189,367 and $360,160, respectively, of securities loaned	$116,017,018	$36,823,124
Cash	208,223	8,185
Deposits with brokers for futures collateral	210,654	79,506
Deposits with brokers for forwards and swap contracts collateral	127,166	40,226
Foreign cash, at value (cost $13,126 and $3,848, respectively)	13,449	3,992
Receivables:
Interest and dividends	1,939,814	571,603
Investment securities sold	1,062,056	81,372
Capital shares sold	608,132	171,197
Variation margin for centrally cleared swap contracts agreements	2,495	–
From advisor (See Note 4)	16	24,628
Securities lending income	1,270	505
Unrealized appreciation on forward foreign currency exchange contracts	3,073	–
Prepaid expenses and other assets	54,622	59,128
Total assets	120,247,988	37,863,466
LIABILITIES:
Payables:
Investment securities purchased	2,121,410	406,023
Collateral due to broker for securities lending	1,508,960	457,900
Capital shares reacquired	111,687	910,218
Management fee	46,802	21,005
Directors’ fees	35,788	4,673
12b-1 distribution plan	8,828	2,571
Variation margin for futures contracts	6,035	8,742
Fund administration	3,744	1,200
Variation margin for centrally cleared swap contracts agreements	–	19,718
Unrealized depreciation on forward foreign currency exchange contracts	40,391	9,581
Distributions payable	550,868	158,901
Accrued expenses	86,320	38,018
Total liabilities	4,520,833	2,038,550
Commitments and contingent liabilities	–	–
NET ASSETS	$115,727,155	$35,824,916
COMPOSITION OF NET ASSETS:
Paid-in capital	$263,364,086	$51,406,611
Total distributable earnings/(loss)	(147,636,931)	(15,581,695)
Net Assets	$115,727,155	$35,824,916

32	See Notes to Financial Statements.

Statements of Assets and Liabilities (unaudited)(concluded)

June 30, 2025

	Emerging Markets Bond Fund	Emerging Markets Corporate Debt Fund

Net Assets by class:
Class A Shares	$8,810,147	$5,165,284
Class C Shares	$209,098	$757,390
Class F Shares	$194,370	$473,071
Class F3 Shares	$1,214,035	$10,164
Class I Shares	$104,652,116	$28,633,911
Class R3 Shares	$163,548	$41,556
Class R4 Shares	$78,087	$11,892
Class R5 Shares	$9,883	$69,165
Class R6 Shares	$395,871	$662,483
Outstanding shares by class:
Class A Shares (534 and 513 million shares of common stock authorized, $.001 par value)	2,055,799	384,967
Class C Shares (100 and 85 million shares of common stock authorized, $.001 par value)	48,456	56,436
Class F Shares (200.25 and 114 million shares of common stock authorized, $.001 par value)	45,299	35,246
Class F3 Shares (66.75 and 57 million shares of common stock authorized, $.001 par value)	283,608	758
Class I Shares (300.37 and 228 million shares of common stock authorized, $.001 par value)	24,444,993	2,137,536
Class R3 Shares (26.72 and 28.6 million shares of common stock authorized, $.001 par value)	38,219	3,098
Class R4 Shares (26.72 and 28.6 million shares of common stock authorized, $.001 par value)	18,239	887
Class R5 Shares (26.72 and 28.6 million shares of common stock authorized, $.001 par value)	2,308	5,155
Class R6 Shares (26.72 and 28.6 million shares of common stock authorized, $.001 par value)	92,465	49,368
Net Asset Value, offering and redemption price per share (Net assets divided by outstanding shares):*
Class A Shares-Net asset value	$4.29	$13.42
Class A Shares-Maximum offering price (Net asset value plus sales charge of 2.25% and 2.25%, respectively)	$4.39	$13.73
Class C Shares-Net asset value	$4.32	$13.42
Class F Shares-Net asset value	$4.29	$13.42
Class F3 Shares-Net asset value	$4.28	$13.42
Class I Shares-Net asset value	$4.28	$13.40
Class R3 Shares-Net asset value	$4.28	$13.42
Class R4 Shares-Net asset value	$4.28	$13.41
Class R5 Shares-Net asset value	$4.28	$13.42
Class R6 Shares-Net asset value	$4.28	$13.42

*	Net asset value may not recalculate due to rounding of fractional shares.

See Notes to Financial Statements.	33

Statements of Operations (unaudited)

For the Six Months Ended June 30, 2025

	Emerging Markets Bond Fund	Emerging Markets Corporate Debt Fund
Investment income:
Dividends	$–	$568
Securities lending net income	6,444	2,531
Interest and other (net of foreign withholding taxes of $1,488 and $17, respectively)	3,745,217	1,096,719
Total investment income	3,751,661	1,099,818
Expenses:
Management fee	279,132	126,416
12b-1 distribution plan–Class A	8,470	5,287
12b-1 distribution plan–Class C	814	3,188
12b-1 distribution plan–Class F	100	235
12b-1 distribution plan–Class R3	398	101
12b-1 distribution plan–Class R4	89	14
Registration	57,216	59,424
Professional	37,092	28,801
Fund administration	22,331	7,224
Reports to shareholders	17,257	6,934
Shareholder servicing	10,973	19,462
Custody	4,328	4,934
Directors’ fees	1,744	565
Other	14,047	8,501
Gross expenses	453,991	271,086
Fees waived and expenses reimbursed (See Note 4)	(4,428)	(109,035)
Net expenses	449,563	162,051
Net investment income	3,302,098	937,767
Net realized and unrealized gain/(loss):
Net realized gain/(loss) on investments	(1,537,088)	(182,724)
Net realized gain/(loss) on futures contracts	(126,417)	(70,422)
Net realized gain/(loss) on forward foreign currency exchange contracts	(63,066)	(6,924)
Net realized gain/(loss) on swap contracts	2,999	474
Net realized gain/(loss) on foreign currency related transactions	19,602	(142)
Net change in unrealized appreciation/(depreciation) on investments	4,149,744	753,115
Net change in unrealized appreciation/(depreciation) on futures contracts	(207,382)	(41,494)
Net change in unrealized appreciation/(depreciation) on forward foreign currency exchange contracts	(50,587)	(12,161)
Net change in unrealized appreciation/(depreciation) on swap contracts	9,295	1,470
Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities denominated in foreign currencies	8,081	520
Net realized and unrealized gain/(loss)	2,205,181	441,712
Net Increase in Net Assets Resulting From Operations	$5,507,279	$1,379,479

34	See Notes to Financial Statements.

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Statements of Changes in Net Assets

	Emerging Markets Bond Fund
INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended June 30, 2025 (unaudited)	For the Year Ended December 31, 2024
Operations:
Net investment income	$3,302,098	$6,788,042
Net realized gain/(loss)	(1,703,970)	(3,197,835)
Net change in unrealized appreciation/(depreciation)	3,909,151	4,328,262
Net increase in net assets resulting from operations	5,507,279	7,918,469
Distributions to Shareholders
Class A	(241,296)	(502,340)
Class C	(5,089)	(15,835)
Class F	(5,912)	(38,614)
Class F3	(20,389)	(29,784)
Class I	(2,994,273)	(6,229,684)
Class R3	(4,305)	(8,937)
Class R4	(2,011)	(3,975)
Class R5	(285)	(1,886)
Class R6	(13,251)	(21,746)
Total distribution to shareholders	(3,286,811)	(6,852,801)
Capital share transactions (See Note 13):
Net proceeds from sales of shares	4,650,421	11,100,808
Reinvestment of distributions	3,265,587	6,806,114
Cost of shares reacquired	(5,218,633)	(23,127,630)
Net increase (decrease) in net assets resulting from capital share transactions	2,697,375	(5,220,708)
Net increase (decrease) in net assets	4,917,843	(4,155,040)
NET ASSETS:
Beginning of period	$110,809,312	$114,964,352
End of period	$115,727,155	$110,809,312

36	See Notes to Financial Statements.

Emerging Markets Corporate Debt Fund
For the Six Months Ended June 30, 2025 (unaudited)	For the Year Ended December 31, 2024

$937,767	$1,593,244
(259,738)	(340,268)
701,450	682,034
1,379,479	1,935,010

(135,136)	(280,679)
(17,612)	(64,815)
(12,170)	(45,985)
(270)	(537)
(767,384)	(1,199,281)
(968)	(2,888)
(293)	(575)
(1,119)	(578)
(16,369)	(20,706)
(951,321)	(1,616,044)

3,894,975	20,334,140
948,924	1,609,256
(5,714,621)	(17,783,770)

(870,722)	4,159,626
(442,564)	4,478,592

$36,267,480	$31,788,888
$35,824,916	$36,267,480

See Notes to Financial Statements.	37

Financial Highlights

EMERGING MARKETS BOND FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:

	Net asset value, beginning of period	Net investment income/ (loss)(a)	Net realized and unrealized gain/(loss)	Total from investment operations	Net investment income	Net asset value, end of period
Class A
6/30/2025(c)	$4.20	$0.12	$0.09	$0.21	$(0.12)	$4.29
12/31/2024	4.16	0.25	0.04	0.29	(0.25)	4.20
12/31/2023	3.97	0.20	0.20	0.40	(0.21)	4.16
12/31/2022	4.95	0.19	(0.97)	(0.78)	(0.20)	3.97
12/31/2021	5.31	0.20	(0.35)	(0.15)	(0.21)	4.95
12/31/2020	5.29	0.21	0.03	0.24	(0.22)	5.31
Class C
6/30/2025(c)	4.23	0.11	0.09	0.20	(0.11)	4.32
12/31/2024	4.19	0.22	0.04	0.26	(0.22)	4.23
12/31/2023	4.00	0.18	0.19	0.37	(0.18)	4.19
12/31/2022	4.98	0.16	(0.97)	(0.81)	(0.17)	4.00
12/31/2021	5.34	0.17	(0.35)	(0.18)	(0.18)	4.98
12/31/2020	5.33	0.19	0.01	0.20	(0.19)	5.34
Class F
6/30/2025(c)	4.21	0.12	0.08	0.20	(0.12)	4.29
12/31/2024	4.17	0.25	0.05	0.30	(0.26)	4.21
12/31/2023	3.98	0.21	0.20	0.41	(0.22)	4.17
12/31/2022	4.95	0.20	(0.96)	(0.76)	(0.21)	3.98
12/31/2021	5.31	0.21	(0.35)	(0.14)	(0.22)	4.95
12/31/2020	5.29	0.22	0.03	0.25	(0.23)	5.31
Class F3
6/30/2025(c)	4.20	0.13	0.07	0.20	(0.12)	4.28
12/31/2024	4.16	0.26	0.04	0.30	(0.26)	4.20
12/31/2023	3.97	0.21	0.20	0.41	(0.22)	4.16
12/31/2022	4.94	0.20	(0.96)	(0.76)	(0.21)	3.97
12/31/2021	5.30	0.21	(0.35)	(0.14)	(0.22)	4.94
12/31/2020	5.29	0.22	0.03	0.25	(0.24)	5.30
Class I
6/30/2025(c)	4.20	0.12	0.08	0.20	(0.12)	4.28
12/31/2024	4.16	0.25	0.05	0.30	(0.26)	4.20
12/31/2023	3.97	0.21	0.20	0.41	(0.22)	4.16
12/31/2022	4.94	0.20	(0.96)	(0.76)	(0.21)	3.97
12/31/2021	5.30	0.21	(0.35)	(0.14)	(0.22)	4.94
12/31/2020	5.28	0.22	0.03	0.25	(0.23)	5.30

38	See Notes to Financial Statements.

	Ratios to Average Net Assets:						Supplemental Data:

Total return (%)(b)	Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net investment income/(loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

4.81 (d)	0.99	(e)	1.00	(e)	5.73	(e)	$8,810	31	(d)
7.13	0.99		1.01		5.89		8,434	72
10.42	0.99		0.99		5.15		8,152	53
(15.83)	0.94		0.95		4.59		8,420	33
(2.81)	0.87		0.87		3.89		13,738	56
4.99	0.90		0.91		4.22		13,811	49

4.48 (d)	1.60	(e)	1.61	(e)	5.11	(e)	209	31	(d)
6.47	1.62		1.63		5.17		203	72
9.68	1.63		1.63		4.44		384	53
(16.26)	1.59		1.60		3.94		546	33
(3.41)	1.52		1.52		3.24		906	56
4.13	1.54		1.55		3.68		1,074	49

4.91 (d)	0.79	(e)	0.90	(e)	5.91	(e)	194	31	(d)
7.34	0.79		0.91		5.91		209	72
10.62	0.79		0.89		5.25		426	53
(15.45)	0.73		0.84		4.75		940	33
(2.63)	0.66		0.77		4.07		2,581	56
5.17	0.70		0.81		4.37		2,802	49

4.92 (d)	0.78	(e)	0.79	(e)	6.03	(e)	1,214	31	(d)
7.36	0.78		0.80		6.13		519	72
10.65	0.78		0.78		5.35		461	53
(15.48)	0.73		0.73		4.79		753	33
(2.63)	0.65		0.66		4.06		1,493	56
5.01	0.70		0.71		4.45		694	49

4.91 (d)	0.79	(e)	0.80	(e)	5.92	(e)	104,652	31	(d)
7.35	0.79		0.81		6.09		100,727	72
10.64	0.79		0.79		5.34		105,022	53
(15.49)	0.74		0.75		4.78		111,029	33
(2.63)	0.67		0.67		4.09		188,299	56
5.19	0.70		0.71		4.36		282,521	49

See Notes to Financial Statements.	39

Financial Highlights (concluded)

EMERGING MARKETS BOND FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:

	Net asset value, beginning of period	Net investment income/ (loss)(a)	Net realized and unrealized gain/(loss)	Total from investment operations	Net investment income	Net asset value, end of period
Class R3
6/30/2025(c)	$4.20	$0.11	$0.08	$0.19	$(0.11)	$4.28
12/31/2024	4.16	0.23	0.05	0.28	(0.24)	4.20
12/31/2023	3.97	0.19	0.20	0.39	(0.20)	4.16
12/31/2022	4.94	0.18	(0.96)	(0.78)	(0.19)	3.97
12/31/2021	5.30	0.18	(0.34)	(0.16)	(0.20)	4.94
12/31/2020	5.28	0.20	0.03	0.23	(0.21)	5.30
Class R4
6/30/2025(c)	4.20	0.12	0.08	0.20	(0.12)	4.28
12/31/2024	4.16	0.24	0.05	0.29	(0.25)	4.20
12/31/2023	3.97	0.20	0.20	0.40	(0.21)	4.16
12/31/2022	4.94	0.19	(0.96)	(0.77)	(0.20)	3.97
12/31/2021	5.30	0.20	(0.35)	(0.15)	(0.21)	4.94
12/31/2020	5.29	0.22	0.01	0.23	(0.22)	5.30
Class R5
6/30/2025(c)	4.20	0.12	0.08	0.20	(0.12)	4.28
12/31/2024	4.16	0.24	0.06	0.30	(0.26)	4.20
12/31/2023	3.97	0.21	0.20	0.41	(0.22)	4.16
12/31/2022	4.94	0.20	(0.96)	(0.76)	(0.21)	3.97
12/31/2021	5.30	0.21	(0.35)	(0.14)	(0.22)	4.94
12/31/2020	5.28	0.22	0.04	0.26	(0.24)	5.30
Class R6
6/30/2025(c)	4.20	0.12	0.08	0.20	(0.12)	4.28
12/31/2024	4.16	0.26	0.04	0.30	(0.26)	4.20
12/31/2023	3.97	0.21	0.20	0.41	(0.22)	4.16
12/31/2022	4.94	0.20	(0.96)	(0.76)	(0.21)	3.97
12/31/2021	5.30	0.21	(0.35)	(0.14)	(0.22)	4.94
12/31/2020	5.29	0.22	0.03	0.25	(0.24)	5.30

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.

40	See Notes to Financial Statements.

	Ratios to Average Net Assets:						Supplemental Data:

Total return (%)(b)	Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net investment income/(loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

4.65 (d)	1.29	(e)	1.30	(e)	5.42	(e)	$164	31	(d)
6.81	1.29		1.31		5.60		165	72
10.09	1.29		1.29		4.88		151	53
(15.92)	1.24		1.25		4.28		130	33
(3.12)	1.16		1.17		3.60		203	56
4.68	1.21		1.22		3.92		198	49

4.78 (d)	1.04	(e)	1.05	(e)	5.68	(e)	78	31	(d)
7.08	1.04		1.06		5.84		67	72
10.36	1.05		1.05		5.11		64	53
(15.71)	0.99		1.00		4.50		35	33
(2.88)	0.92		0.93		3.84		64	56
4.74	0.96		0.97		4.32		71	49

4.92 (d)	0.75	(e)	0.75	(e)	5.94	(e)	10	31	(d)
7.36	0.78		0.79		5.74		10	72
10.64	0.79		0.79		5.36		10	53
(15.47)	0.72		0.72		4.82		9	33
(2.60)	0.64		0.64		4.13		11	56
5.22	0.68		0.69		4.47		12	49

4.92 (d)	0.77	(e)	0.78	(e)	5.92	(e)	396	31	(d)
7.36	0.78		0.80		6.19		475	72
10.65	0.78		0.78		5.29		294	53
(15.48)	0.73		0.74		4.81		502	33
(2.62)	0.66		0.66		4.10		445	56
5.01	0.70		0.71		4.46		363	49

See Notes to Financial Statements.	41

Financial Highlights

EMERGING MARKETS CORPORATE DEBT FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:

	Net asset value, beginning of period	Net investment income/ (loss)(a)	Net realized and unrealized gain/(loss)	Total from investment operations	Net investment income	Net asset value, end of period
Class A
6/30/2025(c)	$13.26	$0.33	$0.17	$0.50	$(0.34)	$13.42
12/31/2024	13.09	0.66	0.18	0.84	(0.67)	13.26
12/31/2023	12.86	0.60	0.25	0.85	(0.62)	13.09
12/31/2022	15.14	0.57	(2.26)	(1.69)	(0.59)	12.86
12/31/2021	15.78	0.53	(0.59)	(0.06)	(0.58)	15.14
12/31/2020	15.54	0.56	0.29 (f)	0.85	(0.61)	15.78
Class C
6/30/2025(c)	13.26	0.29	0.17	0.46	(0.30)	13.42
12/31/2024	13.09	0.58	0.17	0.75	(0.58)	13.26
12/31/2023	12.86	0.52	0.25	0.77	(0.54)	13.09
12/31/2022	15.15	0.48	(2.26)	(1.78)	(0.51)	12.86
12/31/2021	15.78	0.44	(0.59)	(0.15)	(0.48)	15.15
12/31/2020	15.54	0.46	0.29 (f)	0.75	(0.51)	15.78
Class F
6/30/2025(c)	13.27	0.34	0.15	0.49	(0.34)	13.42
12/31/2024	13.10	0.67	0.18	0.85	(0.68)	13.27
12/31/2023	12.86	0.59	0.29	0.88	(0.64)	13.10
12/31/2022	15.15	0.58	(2.26)	(1.68)	(0.61)	12.86
12/31/2021	15.79	0.55	(0.60)	(0.05)	(0.59)	15.15
12/31/2020	15.54	0.57	0.30 (f)	0.87	(0.62)	15.79
Class F3
6/30/2025(c)	13.26	0.35	0.17	0.52	(0.36)	13.42
12/31/2024	13.09	0.70	0.18	0.88	(0.71)	13.26
12/31/2023	12.86	0.65	0.25	0.90	(0.67)	13.09
12/31/2022	15.14	0.61	(2.25)	(1.64)	(0.64)	12.86
12/31/2021	15.78	0.59	(0.59)	–	(0.64)	15.14
12/31/2020	15.54	0.61	0.30 (f)	0.91	(0.67)	15.78
Class I
6/30/2025(c)	13.24	0.34	0.17	0.51	(0.35)	13.40
12/31/2024	13.07	0.68	0.18	0.86	(0.69)	13.24
12/31/2023	12.84	0.63	0.25	0.88	(0.65)	13.07
12/31/2022	15.13	0.59	(2.26)	(1.67)	(0.62)	12.84
12/31/2021	15.77	0.56	(0.59)	(0.03)	(0.61)	15.13
12/31/2020	15.53	0.58	0.30 (f)	0.88	(0.64)	15.77

42	See Notes to Financial Statements.

	Ratios to Average Net Assets:						Supplemental Data:

Total return (%)(b)	Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net investment income/(loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

3.79 (d)	1.05	(e)	1.65	(e)	5.03	(e)	$5,165	34	(d)
6.52	1.05		1.75		4.97		5,407	93
6.96	1.05		1.66		4.72		6,214	74
(11.19)	1.05		1.44		4.27		6,703	55
(0.39)	1.05		1.35		3.46		10,050	83
5.78	1.05		1.47		3.73		9,218	66

3.48 (d)	1.67	(e)	2.27	(e)	4.42	(e)	757	34	(d)
5.84	1.69		2.40		4.35		885	93
6.21	1.68		2.29		4.10		1,628	74
(11.73)	1.68		2.08		3.66		1,511	55
(0.94)	1.67		1.97		2.84		1,748	83
5.09	1.71		2.13		3.08		1,840	66

3.84 (d)	0.95	(e)	1.55	(e)	5.13	(e)	473	34	(d)
6.54	0.95		1.65		5.08		595	93
7.06	0.95		1.50		4.56		960	74
(11.09)	0.95		1.31		4.28		19,603	55
(0.23)	0.95		1.25		3.55		61,510	83
5.87	0.95		1.37		3.80		50,424	66

3.94 (d)	0.74	(e)	1.34	(e)	5.30	(e)	10	34	(d)
6.87	0.71		1.45		5.31		10	93
7.34	0.70		1.33		5.07		10	74
(10.88)	0.70		1.06		4.63		10	55
(0.02)	0.68		0.99		3.83		11	83
6.16	0.69		1.07		4.10		12	66

3.90 (d)	0.85	(e)	1.45	(e)	5.23	(e)	28,634	34	(d)
6.73	0.85		1.53		5.13		28,665	93
7.09	0.85		1.45		4.93		22,504	74
(11.02)	0.85		1.28		4.57		19,229	55
(0.14)	0.85		1.15		3.63		5,449	83
5.90	0.85		1.26		3.85		2,850	66

See Notes to Financial Statements.	43

Financial Highlights (concluded)

EMERGING MARKETS CORPORATE DEBT FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:

	Net asset value, beginning of period	Net investment income/ (loss)(a)	Net realized and unrealized gain/(loss)	Total from investment operations	Net investment income	Net asset value, end of period
Class R3
6/30/2025(c)	$13.26	$0.31	$0.17	$0.48	$(0.32)	$13.42
12/31/2024	13.09	0.62	0.18	0.80	(0.63)	13.26
12/31/2023	12.86	0.57	0.25	0.82	(0.59)	13.09
12/31/2022	15.14	0.53	(2.26)	(1.73)	(0.55)	12.86
12/31/2021	15.78	0.48	(0.59)	(0.11)	(0.53)	15.14
12/31/2020	15.54	0.51	0.30 (f)	0.81	(0.57)	15.78
Class R4
6/30/2025(c)	13.25	0.33	0.16	0.49	(0.33)	13.41
12/31/2024	13.09	0.65	0.17	0.82	(0.66)	13.25
12/31/2023	12.85	0.60	0.26	0.86	(0.62)	13.09
12/31/2022	15.13	0.56	(2.25)	(1.69)	(0.59)	12.85
12/31/2021	15.77	0.53	(0.60)	(0.07)	(0.57)	15.13
12/31/2020	15.53	0.55	0.29 (f)	0.84	(0.60)	15.77
Class R5
6/30/2025(c)	13.26	0.34	0.17	0.51	(0.35)	13.42
12/31/2024	13.09	0.68	0.18	0.86	(0.69)	13.26
12/31/2023	12.86	0.63	0.25	0.88	(0.65)	13.09
12/31/2022	15.15	0.59	(2.26)	(1.67)	(0.62)	12.86
12/31/2021	15.78	0.60	(0.62)	(0.02)	(0.61)	15.15
12/31/2020	15.54	0.59	0.29 (f)	0.88	(0.64)	15.78
Class R6
6/30/2025(c)	13.26	0.35	0.17	0.52	(0.36)	13.42
12/31/2024	13.09	0.69	0.19	0.88	(0.71)	13.26
12/31/2023	12.86	0.65	0.25	0.90	(0.67)	13.09
12/31/2022	15.15	0.62	(2.27)	(1.65)	(0.64)	12.86
12/31/2021	15.78	0.59	(0.58)	0.01	(0.64)	15.15
12/31/2020	15.54	0.61	0.30 (f)	0.91	(0.67)	15.78

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.
(f)	Realized and unrealized gain/(loss) per share does not correlate to the aggregate of the net realized and unrealized gain/(loss) in the Statement of Operations for the year ended December 31, 2020, primarily due to the timing of the sales and repurchases of the Fund’s shares in relation to fluctuating market values of the Fund’s portfolio.

44	See Notes to Financial Statements.

	Ratios to Average Net Assets:						Supplemental Data:

Total return (%)(b)	Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net investment income/(loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

3.64 (d)	1.36	(e)	1.95	(e)	4.74	(e)	$42	34	(d)
6.19	1.35		2.04		4.68		40	93
6.64	1.35		1.96		4.43		137	74
(11.45)	1.35		1.74		3.97		131	55
(0.68)	1.35		1.65		3.14		228	83
5.46	1.35		1.77		3.43		153	66

3.76 (d)	1.10	(e)	1.71	(e)	4.98	(e)	12	34	(d)
6.39	1.10		1.78		4.93		11	93
6.91	1.10		1.71		4.67		11	74
(11.24)	1.10		1.47		4.17		11	55
(0.37)	1.10		1.40		3.42		21	83
5.74	1.10		1.53		3.68		20	66

3.90 (d)	0.84	(e)	1.47	(e)	5.23	(e)	69	34	(d)
6.73	0.85		1.55		5.15		11	93
7.19	0.85		1.46		4.89		11	74
(11.00)	0.85		1.25		4.50		17	55
(0.20)	0.85		1.18		3.83		20	83
5.99	0.85		1.27		3.93		268	66

3.94 (d)	0.76	(e)	1.36	(e)	5.32	(e)	662	34	(d)
6.87	0.73		1.43		5.19		643	93
7.25	0.70		1.36		5.06		314	74
(10.86)	0.70		1.13		4.75		317	55
0.05	0.68		1.02		3.83		150	83
6.16	0.69		1.10		4.09		133	66

See Notes to Financial Statements.	45

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Global Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and was incorporated under Maryland law on February 23, 1988.

The Company consists of the following two funds (separately, a “Fund” and collectively, the “Funds”) and their respective active share classes:

Funds	Classes
Lord Abbett Emerging Markets Bond Fund (“Emerging Markets Bond Fund”)	A, C, F, F3, I, R3, R4, R5 and R6
Lord Abbett Emerging Markets Corporate Debt Fund (“Emerging Markets Corporate Debt Fund”)	A, C, F, F3, I, R3, R4, R5 and R6

Each Fund is diversified as defined in the Act.

Emerging Markets Bond Fund’s investment objective is to seek high total return. Emerging Markets Corporate Debt Fund’s investment objective is total return.

Each class of shares has different expenses and dividends. A front-end sales charge is normally added to the net asset value (“NAV”) for Class A shares. There is no front-end sales charge in the case of Class C, F, F3, I, R3, R4, R5 and R6 shares, although there may be a contingent deferred sales charge (“CDSC”) in certain cases as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions as set forth in each Fund’s prospectus) and Class C shares redeemed before the first anniversary of purchase. Class C shares automatically convert to Class A shares on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the month on which the purchase order was accepted, provided that the Funds or financial intermediary through which a shareholder purchased Class C shares have records verifying that the Class C shares have been held at least eight years.

Basis of Preparation

The Funds are investment companies and apply the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Segment Reporting

The Funds adopted FASB Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (“Topic 280”) – Improvements to Reportable Segment Disclosures. Adoption of the new standard resulted in new financial statement disclosures and did not affect the Funds’ financial position or their results of operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available.

Notes to Financial Statements (unaudited)(continued)

The CODM for the Funds is Lord Abbett through its Management, Investment and Operating Committees, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that each Fund has a single operating segment based on the fact that the CODM monitors the operating results of each Fund as a whole and that the Funds’ long-term strategic asset allocation is pre-determined in accordance with the terms of their prospectus, based on a defined investment strategy which is executed by the Funds’ portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Funds’ Schedule of Investments, Statements of Assets and Liabilities, Statements of Operations, Statements of Changes in Net Assets and Financial Highlights.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Funds’ Board of Directors (the “Board”), the Board has designated the determination of fair value of the Funds’ portfolio investments to Lord, Abbett & Co. LLC (“Lord Abbett”) as its valuation designee. Accordingly, Lord Abbett is responsible for, among other things, assessing and managing valuation risks, establishing, applying and testing fair value methodologies, and evaluating pricing services. Lord Abbett has formed a Pricing Committee that performs these responsibilities on behalf of Lord Abbett, administers the pricing and valuation of portfolio investments and ensures that prices utilized reasonably reflect fair value. Among other things, these procedures allow Lord Abbett, subject to Board oversight, to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on the NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Pricing Committee uses a third-party fair valuation service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that correlate to the fair-valued securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and ask prices. Exchange traded options and futures contracts are valued at the last quoted sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and ask prices is used. Fixed income securities are valued based on evaluated prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Floating rate loans are valued at the average of bid and ask quotations obtained from dealers in loans on the basis of prices supplied by independent pricing services. Forward foreign currency exchange contracts are valued using daily forward exchange rates. Swaps, options and options on swaps are valued daily using independent pricing services or quotations from broker/dealers to the extent available.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use observable inputs such as yield curves, broker quotes, observable trading activity, option

Notes to Financial Statements (unaudited)(continued)

adjusted spread models and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof periodically reviews reports that may include fair value determinations made by the Pricing Committee, related market activity, inputs and assumptions, and retrospective comparison of prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value. Investments in open-end money market mutual funds are valued at their NAV as of the close of each business day.

Fair Value Measurements–Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk – for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing each Fund’s investments and other financial instruments as of June 30, 2025 and, if applicable, Level 3 rollforwards for the six months then ended is included in each Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

(b)	Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the Funds within the Company on a pro rata basis by relative net assets. Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. In addition, Class F3 and R6 shares bear only their class-specific shareholder servicing expenses. Class A, C, F, R3 and R4 shares bear their class-specific share of all expenses and fees relating to the Funds’ 12b-1 Distribution Plan.

Notes to Financial Statements (unaudited)(continued)

(c)	Foreign Transactions–The books and records of each Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in each Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain/(loss), if applicable, is included in Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities denominated in foreign currencies in each Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions, if applicable, are included in Net realized gain/(loss) on foreign currency related transactions in each Fund’s Statement of Operations. The Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

Each Fund uses foreign currency exchange contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

(d)	Income Taxes–It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Lord Abbett has reviewed each Fund’s tax positions for all open tax years and has determined that as of June 30, 2025, no liability for federal income tax is required in each Fund’s financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. Each Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon each Fund’s jurisdiction.

(e)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other, if applicable, in the Statements of Operations. Withholding taxes on foreign interest and dividends have been provided for in accordance with the applicable country’s tax rules and rates. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(f)	Repurchase Agreements–Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, each Fund may incur a loss upon disposition of the securities.

The Funds’ repurchase agreements are not subject to master netting arrangements.

Notes to Financial Statements (unaudited)(continued)

(g)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(h)	When-Issued, Forward Transactions or To-Be-Announced (“TBA”) Transactions–Each Fund may purchase portfolio securities on a when-issued or forward basis. When-issued, forward transactions or TBA transactions involve a commitment by a Fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the fair value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at each Fund’s custodian in order to pay for the commitment. At the time each Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and fair value of the security in determining its NAV. Each Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

(i)	Derivatives–Derivative instruments may be used as substitutes for securities in which the Funds can invest, to hedge portfolio investments or to generate income or gain to the Funds. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Funds may be subject to various risks from the use of derivatives, including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the potential lack of a liquid market for these contracts allowing the Funds to close out their position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Funds’ risk of loss associated with these instruments may exceed their value, as recorded on the of Statements of Assets and Liabilities.

The Funds are party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Funds’ ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Funds in the event the Funds’ net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Funds to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Funds often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Funds. The ISDA agreements give the Funds and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable against collateral posted to a segregated account by one party for the benefit of the other.

Notes to Financial Statements (unaudited)(continued)

Counterparty credit risk may be mitigated to the extent a counterparty posts additional collateral for mark-to-market gains to the Funds.

Notes i. – iv. below describe the various derivatives used by the Funds.

i.	Forward Foreign Currency Exchange Contracts–The Funds listed in the tables below are exposed to foreign currency risks associated with some or all of their portfolio investments and, during the period, used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. During the period, the Funds also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of the foreign currency.

The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Funds record a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Funds also record a realized gain or loss, upon settlement, when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty.

The Funds’ forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions).

The Funds may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.

ii.	Futures Contracts–During the period, the Funds listed in the tables below entered into futures contracts to manage and hedge interest rate risk associated with portfolio investments. During the period, the Funds also purchased futures contracts to invest incoming cash in the market or sold futures in response to cash outflows, thereby simulating an invested position in the underlying index while maintaining a cash balance for liquidity.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Funds are required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Funds periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as Change in net unrealized appreciation/(depreciation) on futures contracts on the Statements of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at

Notes to Financial Statements (unaudited)(continued)

the time it was closed, are reported on the Statements of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated on the Schedules of Investments, while cash deposited, which is considered restricted, is recorded on the Statements of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statements of Assets and Liabilities.

The use of futures contracts exposes the Funds to equity price, foreign exchange and interest rate risks. The Funds may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Funds to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Funds to unlimited risk of loss. The Funds may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Funds’ credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Funds’ futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

iii.	Swap Contracts–During the period, the Funds listed in the tables below engaged in various swap transactions to manage credit and interest rate (e.g., duration, yield curve) risks within their respective portfolios. During the period, the Funds also used swaps as alternatives to direct investments. Swap transactions are contracts negotiated over-the-counter (“OTC swaps”) between a fund and a counterparty or are centrally cleared (“centrally cleared swaps”) through a central clearinghouse managed by a Futures Commission Merchant (“FCM”) that exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Upfront payments made and/or received by the Fund are recorded as assets or liabilities, respectively, on the Statements of Assets and Liabilities and are amortized over the term of the swap. The value of an OTC swap agreement is recorded as either an asset or a liability on the Statements of Assets and Liabilities at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited, which is considered restricted, is reported as Deposits at broker for centrally cleared swaps on the Statements of Assets and Liabilities. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a variation margin receivable or payable on the Statements of Assets and Liabilities. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as Change in net unrealized appreciation/(depreciation) on swaps on the Statements of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

Notes to Financial Statements (unaudited)(continued)

The central clearinghouse acts as the counterparty to each centrally cleared swap transaction; therefore credit risk is limited to the failure of the clearinghouse.

The Funds’ OTC swap contracts are subject to master netting arrangements.

Credit Default Swap Contracts–During the period, the Funds listed in the tables below entered into credit default swaps to simulate long and/or short bond positions or to take an active long and/or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.

The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.

Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.

If a credit event occurs, the Funds, as protection sellers, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to the Fund’s portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract and is not reflected on the Statements of Assets and Liabilities. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with identical reference obligation.

Notes to Financial Statements (unaudited)(continued)

iv.	Summary of Derivatives Information–As of June 30, 2025, each Fund had the following derivatives at fair value, grouped into appropriate risk categories that illustrate each Fund’s use of derivative instruments:

		Emerging Markets Bond Fund
Asset Derivatives	Statements of Assets and Liabilities Location	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts
Forward Foreign Currency Exchange Contracts	Unrealized appreciation on forward foreign currency exchange contracts	–	$3,073	–
Futures Contracts(1)	Receivable, variation margin for futures contracts	$376,608	–	–
Liability Derivatives
Centrally Cleared Credit Default Swap Contracts(2)	Payable, variation margin for centrally cleared swap contracts agreements	–	–	$29,151
Forward Foreign Currency Exchange Contracts	Unrealized depreciation on forward foreign currency exchange contracts	–	$40,391	–
Futures Contracts(1)	Payable, variation margin for futures contracts	$421,293	–	–

		Emerging Markets Corporate Debt Fund
Asset Derivatives	Statements of Assets and Liabilities Location	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts
Futures Contracts(1)	Receivable, variation margin for futures contracts	$36,182	–	–
Liability Derivatives
Centrally Cleared Credit Default Swap Contracts(2)	Payable, variation margin for centrally cleared swap contracts agreements	–	–	$4,611
Forward Foreign Currency Exchange Contracts	Unrealized depreciation on forward foreign currency exchange contracts	–	$9,581	–
Futures Contracts(1)	Payable, variation margin for futures contracts	$78,389	–	–
(1)	Includes cumulative unrealized appreciation/(depreciation) of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
(2)	Includes cumulative unrealized appreciation/(depreciation) of centrally cleared swap contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Notes to Financial Statements (unaudited)(continued)

Transactions in derivative investments for the six months ended June 30, 2025, were as follows:

	Emerging Markets Bond Fund
	Inflation Linked/ Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts
Amount of Realized Gain/(Loss) on Derivatives Recognized on the Statements of Operations
Credit Default Swap Contracts(1)	–	–	$2,999
Forward Foreign Currency Exchange Contracts(2)	–	$(63,066)	–
Futures Contracts(3)	$(126,417)	–	–
Amount of Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized on the Statements of Operations
Credit Default Swap Contracts(4)	–	–	$9,295
Forward Foreign Currency Exchange Contracts(5)	–	$(50,587)	–
Futures Contracts(6)	$(207,382)	–	–
Derivatives volume calculated based on the number of contracts or notional amounts
Credit Default Swap Contracts	–	–	$336,000
Forward Foreign Currency Exchange Contracts	–	$1,108,468	–
Futures Contracts	295	–	–

	Emerging Markets Corporate Debt Fund
	Inflation Linked/ Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts
Amount of Realized Gain/(Loss) on Derivatives Recognized on the Statements of Operations
Credit Default Swap Contracts(1)	–	–	$417
Forward Foreign Currency Exchange Contracts(2)	–	$(6,924)	–
Futures Contracts(3)	$(70,455)	–	–
Amount of Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized on the Statements of Operations
Credit Default Swap Contracts(4)	–	–	$1,470
Forward Foreign Currency Exchange Contracts(5)	–	$(12,161)	–
Futures Contracts(6)	$(41,494)	–	–
Derivatives volume calculated based on the number of contracts or notional amounts
Credit Default Swap Contracts	–	–	$53,143
Forward Foreign Currency Exchange Contracts	–	$149,156	–
Futures Contracts	67	–	–
(1)	Statement of Operations location: Net realized gain (loss) on swap contracts.
(2)	Statement of Operations location: Net realized gain (loss) on forward foreign currency exchange contracts.
(3)	Statement of Operations location: Net realized gain (loss) on futures contracts.
(4)	Statement of Operations location: Net change in unrealized appreciation/depreciation on swap contracts.
(5)	Statement of Operations location: Net change in unrealized appreciation/depreciation on forward foreign currency exchange contracts.
(6)	Statement of Operations location: Net change in unrealized appreciation/depreciation on futures contracts.

Notes to Financial Statements (unaudited)(continued)

3.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The FASB requires disclosures intended to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. The following tables illustrate gross and net information about recognized assets and liabilities eligible for offset in the Statements of Assets and Liabilities; and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by the counterparty. A master netting agreement is an agreement between a fund and a counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract. The Funds’ accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master netting agreement does not result in an offset of reported amounts of financial assets and liabilities in the Statements of Assets and Liabilities across transactions between the Funds and the applicable counterparty.

		Emerging Markets Bond Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$3,073	$–	$3,073
Total	$3,073	$–	$3,073

	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty		Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Morgan Stanley	$3,073	$–	$–	$–	$3,073
Total	$3,073	$–	$–	$–	$3,073

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$40,391	$–	$40,391
Total	$40,391	$–	$40,391

	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty		Financial Instruments	Cash Collateral Pledged(a)	Securities Collateral Pledged(a)	Net Amount(c)
State Street Bank And Trust	$40,391	$–	$–	$–	$40,391
Total	$40,391	$–	$–	$–	$40,391

Notes to Financial Statements (unaudited)(continued)

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$9,581	$–	$9,581
Total	$9,581	$–	$9,581

	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty		Financial Instruments	Cash Collateral Pledged(a)	Securities Collateral Pledged(a)	Net Amount(c)
Bank Of America	$5,733	$–	$–	$–	$5,733
State Street Bank And Trust	3,848	(3,848)	–	–	–
Total	$9,581	$(3,848)	$–	$–	$5,733
(a)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets/(liabilities) presented in the Statement of Assets and Liabilities, for each respective counterparty.
(b)	Net amount represents the amount owed to the Fund by the counterparty as of June 30, 2025.
(c)	Net amount represents the amount owed by the Fund to the counterparty as of June 30, 2025.

4.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Company has a management agreement with Lord Abbett, pursuant to which Lord Abbett provides each Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of each Fund’s investment portfolio. The management fee is accrued daily and payable monthly.

The management fee is based on each Fund’s average daily net assets at the following annual rates:

Emerging Markets Bond Fund
First $1 billion	.50%
Over $1 billion	.45%

Emerging Markets Corporate Debt Fund
First $2 billion	.70%
Next $3 billion	.65%
Over $5 billion	.60%

For the six months ended June 30, 2025, the effective management fee, net of any applicable waivers, was at the following annualized rate of each Fund’s average daily net assets:

Net Effective Management Fee
Emerging Markets Bond Fund	.50%
Emerging Markets Corporate Debt Fund	.12%

In addition, Lord Abbett provides certain administrative services to each Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of each Fund’s average daily net assets. The fund administration fee is accrued daily and payable monthly. Lord Abbett voluntarily waived the following fund administration fees for the six months ended June 30, 2025.

Notes to Financial Statements (unaudited)(continued)

Fund	Fund Administration Fee
Emerging Markets Bond Fund	$4,328
Emerging Markets Corporate Debt Fund	4,934

For the six months ended June 30, 2025 and continuing through April 30, 2026, Lord Abbett has contractually agreed to waive its fees and reimburse its expenses to the extent necessary to limit the total net annual operating expenses, (excluding certain expenses such as acquired fund fees and expenses, if applicable) to the following annual rates:

	Effective May 1, 2025		Prior to May 1, 2025
	Classes		Classes
Fund	A, C, F, I, R3, R4, R5	F3 and R6	A, C, F, I, R3, R4, R5	F3 and R6
Emerging Markets Corporate Debt Fund	.85%	.76%	.85%	.76%

All contractual fee waivers and expense reimbursement agreements between the Funds and Lord Abbett may be terminated only upon the approval of the Board.

12b-1 Distribution Plan

Each Fund has adopted a distribution plan with respect to Class A, C, F, R3 and R4 shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the “Distributor”), an affiliate of Lord Abbett. The distribution and service fees are accrued daily and payable monthly. The following annual rates have been authorized by the Board pursuant to the plan:

Fees*	Class A	Class C(1)	Class F(2)(3)	Class R3**	Class R4
Service	.15%	.25%	–	.25%	.25%
Distribution	.05%	.75%	.10%	.25%	–

*	The Funds may designate a portion of the aggregate fees attributable to service activities for purposes of calculating Financial Industry Regulatory Authority, Inc. sales charge limitations.
**	Prior to the sale of shares to unaffiliated investors, service and distribution fees were fully waived.
(1)	The Rule 12b-1 fee each applicable Fund pays on Class C shares is a blended rate based on 1.00% of each Fund’s average daily net assets attributable to Class C shares held less than 1 year and .80% (.25% service and .55% distribution) of each Fund’s average daily net assets attributable to Class C shares held for 1 year or more. All Class C shareholders will bear Rule 12b-1 fees at the same rate.
(2)	The Class F shares Rule 12b-1 fee may be designated as a service fee in limited circumstances as described in the Funds’ prospectus.
(3)	For the six months ended June 30, 2025 and continuing through April 30, 2026, the Distributor has contractually agreed to waive Emerging Markets Bond Fund’s 0.10% Rule 12b-1 fee for Class F shares. This agreement may be terminated only by the Board.

Class F3, Class I, Class R5 and Class R6 shares do not have a distribution plan.

Commissions

The Distributor received the following commissions on sales of shares of the Funds, after concessions were paid to authorized dealers, during the six months ended June 30, 2025:

Distributor Commissions		Dealers’ Concessions
Emerging Markets Bond Fund	$230	$4,216
Emerging Markets Corporate Debt Fund	134	1,770

One Director and certain of the Fund’s officers have an interest in Lord Abbett.

Other Related Parties

As of June 30, 2025, the percentage of Emerging Markets Bond Fund’s outstanding shares owned by Lord Abbett Multi-Asset Balanced Opportunity Fund and Lord Abbett Multi-Asset Income Fund were 63.82% and 23.47%, respectively.

Notes to Financial Statements (unaudited)(continued)

5.	DISTRIBUTIONS AND TAX INFORMATION

Dividends are paid from net investment income, if any. Capital gain distributions are paid from taxable net realized gains from investments transactions, reduced by allowable capital loss carryforwards, if any. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the six months ended June 30, 2025 was as follows:

Fund	Tax-Exempt Income	Ordinary Income	Net Long-Term Capital Gains	Return of Capital	Total Distributions Paid
Emerging Markets Bond Fund	$–	$3,286,811	$–	$–	$3,286,811
Emerging Markets Corporate Debt Fund	–	951,321	–	–	951,321

The tax character of distributions paid during the fiscal year ended December 31, 2024 was as follows:

Fund	Tax-Exempt Income	Ordinary Income	Net Long-Term Capital Gains	Return of Capital	Total Distributions Paid
Emerging Markets Bond Fund	$–	$6,852,801	$–	$–	$6,852,801
Emerging Markets Corporate Debt Fund	–	1,616,044	–	–	1,616,044

Net capital losses recognized by the Funds may be carried forward indefinitely and retain their character as short-term and/or long-term losses. Capital losses incurred that will be carried forward are as follows:

Fund	Short-Term Losses	Long-Term Losses	Net Capital Losses
Emerging Markets Bond Fund	$(43,715,491)	$(96,066,185)	$(139,781,676)
Emerging Markets Corporate Debt Fund	(6,266,378)	(7,914,342)	(14,180,720)

As of June 30, 2025, the tax cost of investments and the breakdown of unrealized appreciation/(depreciation) for each Fund are shown below. The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable to the tax treatment of certain securities, other financial instruments and wash sales.

Fund	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Emerging Markets Bond Fund	$121,470,154	$4,144,167	$(9,708,457)	$(5,564,290)
Emerging Markets Corporate Debt Fund	37,844,430	746,371	(1,824,076)	(1,077,705)

Notes to Financial Statements (unaudited)(continued)

6.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) during the six months ended June 30, 2025 were as follows:

	U.S. Government Purchases	Non-U.S. Government Purchases	U.S. Government Sales	Non-U.S. Government Sales
Emerging Markets Bond Fund	$–	$37,927,345	$–	$33,841,060
Emerging Markets Corporate Debt Fund	–	13,157,590	–	11,650,288

Each Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Lord Abbett funds or client accounts pursuant to procedures approved by the Board in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at a fair market price in compliance with provisions of the Rule. For the six months ended June 30, 2025, the Funds did not engage in cross trade purchases or sales.

7.	DIRECTORS’ REMUNERATION

The Company’s officers and one Director, who are associated with Lord Abbett, do not receive any compensation from the Company for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds primarily based on the relative net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors may elect to defer receipt of a portion of Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the Funds. Such amounts and earnings accrued thereon are included in Directors’ fees in the Statements of Operations and in Directors’ fees payable in the Statements of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

8.	LINE OF CREDIT

For the period ended June 5, 2025, the Funds and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) were party to a syndicated line of credit facility with various lenders for $1.6 billion (the “Syndicated Facility”) under which State Street Bank and Trust Company (“SSB”) participated as a lender and as agent for the lenders. The Participating Funds were subject to graduated borrowing limits of the lesser of either one-third or one-fifth of unencumbered fund net assets and $250 million, $700 million or $1 billion, in each case based on past borrowings and likelihood of future borrowings, among other factors.

Effective June 6, 2025, the Participating Funds renewed the Syndicated Facility for $1.675 billion. The Participating Funds are subject to graduated borrowing limits of the lesser of either one-third or one-fifth of unencumbered fund net assets and $250 million, $300 million, $700 million or $1 billion, in each case based on past borrowings and likelihood of future borrowings, among other factors.

For the period ended June 5, 2025, the Participating Funds were also party to an additional uncommitted line of credit facility with SSB for $330 million (the “Bilateral Facility”). Under the Bilateral Facility, the Participating Funds were subject to graduated borrowing limits of the lesser of either one-third or one-fifth of unencumbered fund net assets and $250 million based on past borrowings and likelihood of future borrowings, among other factors.

Notes to Financial Statements (unaudited)(continued)

Effective June 6, 2025, the Participating Funds renewed the Bilateral Facility in the same amount. The Participating Funds remain subject to the same borrowing limits as were in place prior to the renewal.

These credit facilities are to be used for short-term working capital purposes as additional sources of liquidity to satisfy redemptions.

For the six months ended June 30, 2025, the Funds did not utilize the Syndicated Facility or Bilateral Facility.

9.	INTERFUND LENDING PROGRAM

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC exemptive order”) certain registered open-end management investment companies managed by Lord Abbett, including each Fund, participate in a joint lending and borrowing program (the “Interfund Lending Program”). The SEC exemptive order allows the funds that participate in the Interfund Lending Program to borrow money from and lend money to each other for temporary or emergency purposes subject to the limitations and conditions.

During the six months ended June 30, 2025, the Funds did not participate as a borrower or lender in the Interfund Lending Program.

10.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Company’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating each Fund’s NAV.

11.	SECURITIES LENDING AGREEMENT

The Funds have established a securities lending agreement with Citibank, N.A. for the lending of securities to qualified brokers in exchange for securities or cash collateral equal to at least the market value of securities loaned, plus interest, if applicable. Cash collateral is invested in an approved money market fund. In accordance with the Funds’ securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience a delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or the borrower becomes insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Any income earned from securities lending is included in Securities lending net income in each Fund’s Statement of Operations.

The initial collateral received by the Funds is required to have a value equal to at least 100% of the market value of the securities loaned. The collateral must be marked-to-market daily to cover increases in the market value of the securities loaned (or potentially a decline in the value of the collateral). In general, the risk of borrower default will be borne by Citibank, N.A.; the Funds will bear the risk of loss with respect to the investment of the cash collateral. The advantage of such loans is that the Funds continue to receive income on loaned securities while receiving a portion of any securities lending fees and earning returns on the cash amounts which may be reinvested for the purchase of investments in securities.

Notes to Financial Statements (unaudited)(continued)

As of June 30, 2025, the market value of securities loaned and collateral received were as follows:

Funds	Market Value of Securities Loaned	Collateral Received(1)
Emerging Markets Bond Fund	$1,189,367	$1,508,960
Emerging Markets Corporate Debt Fund	360,160	457,900

(1)	Statements of Assets and Liabilities location: Collateral due to broker for securities lending.

12.	INVESTMENT RISKS

Each Fund is subject to the risks of investing in securities that are issued by non-U.S. entities, the risks of investing in derivatives, liquidity risk, and the risks from leverage.

Foreign securities may pose greater risks than domestic securities, including greater price fluctuations, less government regulation, higher transaction costs and other costs, and delays in settlement to the extent they are traded on non-U.S. exchanges or markets. Foreign securities may also be subject to inadequate exchange control regulations and the imposition of economic sanctions or other government restrictions. These risks generally are greater for emerging markets securities. Foreign investments also may be affected by changes in currency rates or currency controls.

The risks associated with derivatives may be different from and greater than the risks associated with directly investing in securities. Derivatives are subject to risks such as liquidity risk, leveraging risk, interest rate risk, market risk, and credit risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the value of the underlying asset, rate, or index. Whether a Fund’s use of derivatives is successful will depend on, among other things, the Fund’s ability to correctly forecast market movements, changes in foreign exchange and interest rates, and other factors. Losses may also arise from the failure of a derivative counterparty to meet its contractual obligations. If a Fund incorrectly forecasts these and other factors, its performance could suffer. A Fund’s use of derivatives could result in a loss exceeding the amount of the Fund’s investment in these instruments.

Each Fund may invest in swap contracts. Swap contracts are bilateral agreements between a fund and its counterparty. Each party is exposed to the risk of default by the other. In addition, swap contracts may involve a small investment of cash compared to the risk assumed, with the result that small changes may produce disproportionate and substantial gains or losses to a Fund. Each Fund may invest in convertible securities, which have both equity and fixed income risk characteristics. Generally, convertible securities offer lower interest or dividend yields than nonconvertible securities of similar quality and less potential for gains or capital appreciation in a rising equity securities market than equity securities. They tend to be more volatile than other fixed income securities and the market for convertible securities may be less liquid than markets for stocks or bonds. A significant portion of convertible securities have below investment grade credit ratings and are subject to increased credit and liquidity risks.

Each Fund may invest in credit default swap and interest rate swap contracts. Such contracts are subject to the risk that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements. Credit default swaps are subject to the risk that Lord Abbett does not correctly predict the creditworthiness of the issuers of the reference obligation on which the swap is based. Interest rate swaps are subject to the risk that Lord Abbett does not correctly anticipate changes in interest rates.

Each Fund may invest in senior loans, which are subject to increased credit and liquidity risks. Senior loans are business loans made to borrowers that may be U.S. or foreign corporations, partnerships,

Notes to Financial Statements (unaudited)(continued)

or other business entities. The senior loans in which a Fund invests may consist primarily of senior loans that are rated below investment grade or, if unrated, deemed by Lord Abbett to be equivalent to below investment grade securities. Below investment grade senior loans, as in the case of high yield debt securities, or junk bonds, are usually more credit sensitive than interest rate sensitive, although the value of these instruments may be impacted by broader interest rate swings in the overall fixed income market. In addition, senior loans may be subject to structural subordination.

Illiquid securities may lower a Fund’s returns since it may be unable to sell these securities at its desired time or price. To the extent illiquid securities can be sold, a Fund may have to do so at disadvantageous prices in order to meet requests for the redemption of Fund shares.

Leverage, including borrowing, may increase volatility in a Fund by magnifying the effect of changes in the value of each Fund’s holdings. The use of leverage may cause investors in a Fund to lose more money in adverse environments than would be the case in the absence of leverage. Each Fund is subject to the general risks and considerations associated with investing in debt securities and to the changing prospects of individual companies and/or sectors in which a Fund invests, including interest rate risk. When interest rates rise, the prices of debt securities and an investment in a Fund are likely to decline. In times of economic uncertainty, high-yield debt securities (“lower-rated bonds” or “junk bonds”) may decline in price, even when interest rates are falling. There is also the risk that an issuer of a debt security will fail to make timely payments of principal or interest to a Fund, a risk that is greater with junk bonds. A default, or concerns in the market about an increase in risk of default, may result in losses to a Fund. High-yield securities are subject to greater price fluctuations, as well as additional risks. The market for below investment grade securities may be less liquid, which may make such securities more difficult to sell at an acceptable price, especially during periods of financial distress, increased market volatility, or significant market decline.

Each Fund is subject to the risk of investing in securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities (such as the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”), or the Federal Home Loan Mortgage Corporation (“Freddie Mac”). Unlike Ginnie Mae securities, securities issued or guaranteed by U.S. Government-related organizations such as Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. Government and no assurance can be given that the U.S. Government would provide financial support to its agencies and instrumentalities if not required to do so by law. Consequently, each Fund may be required to look principally to the agency issuing or guaranteeing the obligation. The mortgage-related and asset-backed securities in which a Fund may invest may be particularly sensitive to changes in prevailing interest rates, economic conditions, including delinquencies and/or defaults. These changes can affect the value, income and/or liquidity of such positions. When interest rates are declining, the value of these securities with prepayment features may not increase as much as other fixed income securities. Early principal repayment may deprive a Fund of income payments above current market rates. Alternatively, rising interest rates may cause payments to occur at a slower-than-expected rate, extending the duration of a security and typically reducing its value. The payment rate will thus affect the price and volatility of a mortgage related security.

The cost of a Fund’s potential use of forward foreign currency exchange contracts varies with factors such as the currencies involved, the length of the contract period, and the market conditions prevailing. Foreign currency exchange rates may fluctuate significantly over short periods of time. Each Fund’s use of currency-related transactions involves the risk that Lord Abbett will not accurately predict currency movements, and each Fund’s returns could be reduced as a result. A decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities held by the Funds that are denominated in those currencies. The securities markets of

Notes to Financial Statements (unaudited)(continued)

developing or emerging countries tend to be more vulnerable to economic, political and social instability, less liquid, are especially subject to greater price volatility, have a smaller market capitalization, have less government regulation and may not be subject to as extensive and frequent accounting, financial, and other reporting requirements as securities issued in more developed countries.

Bonds issued or guaranteed by foreign governments and governmental entities (commonly referred to as “sovereign debt”) are subject to the risk that such governments or entities are unable or unwilling to make interest payments and/or repay the principal owed. Emerging Markets Corporate Debt Fund may have limited recourse in such instances.

The Funds believe that their investment strategies with respect to foreign currencies will generate qualifying income under current U.S. federal income tax law. However, there can be no assurance that the U.S. Treasury Department will not issue regulations in the future (possibly with retroactive effect) that would treat some or all of each Fund’s foreign currency gains as nonqualifying income.

Geopolitical and other events, such as war, acts of terrorism, tariffs and other restrictions on trade, natural disasters, the spread of infectious illnesses, epidemics and pandemics, environmental and other public health issues, supply chain disruptions, inflation, recessions or other events, and governments’ reactions to such events, may lead to increased market volatility and instability in world economies and markets generally and may have adverse effects on the performance of each Fund and its investments.

A widespread health crisis, such as a global pandemic, could cause substantial market volatility, impact the ability to complete redemptions, and adversely impact Fund performance. For example, the effects to public health, business and market conditions resulting from the COVID-19 pandemic have had, and may in the future have, a significant negative impact on the performance of each Fund’s investments, including exacerbating other pre-existing political, social and economic risks. In addition, the increasing interconnectedness of markets around the world may result in many markets being affected by events or conditions in a single country or region or events affecting a single or small number of issuers.

It is difficult to accurately predict or foresee when events or conditions affecting the U.S. or global financial markets, economies, and issuers may occur, the effects of such events or conditions, potential escalations or expansions of these events, possible retaliations in response to sanctions or similar actions and the duration or ultimate impact of those events. The foregoing could disrupt the operations of each Fund and its service providers, adversely affect the value and liquidity of each Fund’s investments and negatively impact each Fund’s performance and your investment in each Fund.

13.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

Emerging Markets Bond Fund	Six Months Ended June 30, 2025 (unaudited)		Year Ended December 31, 2024
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	549,598	$2,324,361	1,552,145	$6,571,191
Reinvestment of distributions	54,742	231,619	114,349	479,050
Shares reacquired	(555,354)	(2,351,010)	(1,618,082)	(6,871,668)
Increase	48,986	$204,970	48,412	$178,573

Notes to Financial Statements (unaudited)(continued)

Emerging Markets Bond Fund	Six Months Ended June 30, 2025 (unaudited)		Year Ended December 31, 2024
Class C Shares	Shares	Amount	Shares	Amount
Shares sold	950	$4,050	3,272	$13,857
Reinvestment of distributions	1,194	5,089	3,758	15,788
Shares reacquired	(1,660)	(7,051)	(50,617)	(214,055)
Increase (decrease)	484	$2,088	(43,587)	$(184,410)
Class F Shares
Shares sold	438	$1,854	210,487	$857,518
Reinvestment of distributions	827	3,506	8,000	33,238
Shares reacquired	(5,617)	(23,693)	(271,173)	(1,128,499)
Decrease	(4,352)	$(18,333)	(52,686)	$(237,743)
Class F3 Shares
Shares sold	177,090	$746,631	39,118	$162,841
Reinvestment of distributions	4,819	20,389	7,118	29,794
Shares reacquired	(21,906)	(92,037)	(33,494)	(139,672)
Increase	160,003	$674,983	12,742	$52,963
Class I Shares
Shares sold	362,866	$1,526,525	508,506	$2,153,395
Reinvestment of distributions	707,902	2,994,088	1,490,063	6,231,810
Shares reacquired	(618,943)	(2,604,789)	(3,267,074)	(13,601,501)
Increase (decrease)	451,825	$1,915,824	(1,268,505)	$(5,216,296)
Class R3 Shares
Shares sold	2,796	$11,772	6,940	$28,957
Reinvestment of distributions	1,018	4,305	2,137	8,937
Shares reacquired	(4,876)	(20,573)	(6,167)	(25,695)
Increase (decrease)	(1,062)	$(4,496)	2,910	$12,199
Class R4 Shares
Shares sold	1,756	$7,403	3,177	$13,255
Reinvestment of distributions	476	2,011	951	3,979
Shares reacquired	(36)	(155)	(3,477)	(15,040)
Increase	2,196	$9,259	651	$2,194
Class R5 Shares
Shares sold	–	$–	247,099	$1,042,757
Shares reacquired	–	–	(247,099)	(1,050,171)
Decrease	–	$–	–	$(7,414)
Class R6 Shares
Shares sold	6,598	$27,825	60,693	$257,037
Reinvestment of distributions	1,082	4,580	834	3,518
Shares reacquired	(28,320)	(119,325)	(19,256)	(81,329)
Increase (decrease)	(20,640)	$(86,920)	42,271	$179,226

Notes to Financial Statements (unaudited)(concluded)

Emerging Markets Corporate Debt Fund	Six Months Ended June 30, 2025 (unaudited)		Year Ended December 31, 2024
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	24,841	$329,862	87,959	$1,170,362
Reinvestment of distributions	10,121	135,096	21,016	278,121
Shares reacquired	(57,744)	(771,499)	(175,825)	(2,323,317)
Decrease	(22,782)	$(306,541)	(66,850)	$(874,834)
Class C Shares
Shares sold	214	$2,850	2,159	$28,362
Reinvestment of distributions	1,316	17,573	4,900	64,789
Shares reacquired	(11,803)	(158,380)	(64,717)	(862,067)
Decrease	(10,273)	$(137,957)	(57,658)	$(768,916)
Class F Shares
Shares sold	1,849	$24,805	1,204	$15,872
Reinvestment of distributions	818	10,923	3,290	43,555
Shares reacquired	(12,267)	(162,892)	(32,920)	(438,647)
Decrease	(9,600)	$(127,164)	(28,426)	$(379,220)
Class I Shares
Shares sold	245,789	$3,265,164	1,403,641	$18,585,815
Reinvestment of distributions	57,575	767,384	90,678	1,199,839
Shares reacquired	(330,902)	(4,403,485)	(1,050,885)	(13,832,203)
Increase (decrease)	(27,538)	$(370,937)	443,434	$5,953,451
Class R3 Shares
Shares sold	34	$454	2,720	$35,642
Reinvestment of distributions	54	721	164	2,167
Shares reacquired	(3)	(47)	(10,356)	(135,333)
Increase (decrease)	85	$1,128	(7,472)	$(97,524)
Class R4 Shares
Shares sold	20	$265	17	$211
Reinvestment of distributions	1	16	2	26
Shares reacquired	–	(2)	(15)	(196)
Increase	21	$279	4	$41
Class R5 Shares
Shares sold	4,265	$57,147	–	$2
Reinvestment of distributions	64	844	3	36
Shares reacquired	(9)	(127)	(20)	(260)
Increase (decrease)	4,320	$57,864	(17)	$(222)
Class R6 Shares
Shares sold	16,028	$214,428	37,517	$497,874
Reinvestment of distributions	1,226	16,367	1,557	20,723
Shares reacquired	(16,388)	(218,189)	(14,530)	(191,747)
Increase	866	$12,606	24,544	$326,850

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period.

Proxy Disclosures

There were no matters submitted to a vote of shareholders during the period.

Remuneration Paid to Directors, Officers, and Others

Remuneration paid to directors, officers, and others is included in “Directors’ Remuneration” under Item 7 of this Form N-CSR.

Statement Regarding Basis for Approval of Investment Advisory Contract

The Board, including all of the Directors who are not “interested persons” of the Company or of Lord Abbett, as defined in the Investment Company Act of 1940, as amended (the “Independent Directors”), annually considers whether to approve the continuation of the existing management agreement between each Fund and Lord Abbett (the “Agreement”). In connection with its most recent approval, the Board reviewed materials relating specifically to the Agreement, as well as numerous materials received throughout the course of the year, including information about each Fund’s investment performance compared to the performance of an appropriate benchmark. Before making its decision as to each Fund, the Board had the opportunity to ask questions and request further information, taking into account its knowledge of Lord Abbett gained through its meetings and discussions. The Independent Directors also met with their independent legal counsel in various private sessions at which no representatives of management were present.

The materials received by the Board as to each Fund included, but were not limited to: (1) information provided by Broadridge Financial Solutions (“Broadridge”) regarding the investment performance of the Fund compared to the investment performance of certain funds with similar investment styles as determined by Broadridge, based, in part, on the Fund’s Morningstar category (the “performance peer group”) and the investment performance of two appropriate benchmarks; (2) information provided by Broadridge regarding the expense ratios, contractual and actual management fee rates, and other expense components for the Fund and certain funds in the same Morningstar category, with generally the same or similar share classes and operational characteristics, including asset size (the “expense peer group”); (3) certain supplemental investment performance information provided by Lord Abbett; (4) information provided by Lord Abbett on the expense ratios, management fee rates, and other expense components for the Fund; (5) sales and redemption information for the Fund; (6) information regarding Lord Abbett’s financial condition; (7) an analysis of the relative profitability to Lord Abbett of providing management and administrative services to the Fund; (8) information provided by Lord Abbett regarding the investment management fee schedules for Lord Abbett’s other advisory clients maintaining accounts with a similar investment strategy as the Fund (in the case of Emerging Markets Corporate Debt Fund); and (9) information regarding the personnel and other resources devoted by Lord Abbett to managing the Fund.

Statement Regarding Basis for Approval of Investment Advisory Contract (continued)

Investment Management and Related Services Generally. The Board considered the services provided by Lord Abbett to each Fund, including investment research, portfolio management and trading, and Lord Abbett’s commitment to compliance with all applicable legal requirements and recent investments undertaken to enhance its compliance oversight. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest that may result from being engaged in other lines of business, although the Board was mindful that other conflicts of interest may exist. The Board considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to each Fund and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other. The Board observed that differences in fee rates between these clients and the Lord Abbett Funds are not uniform when examined on a fund-by-fund basis, suggesting that differences in the pricing of investment management services to these clients may reflect a variety of factors, including historical competitive forces operating in separate marketplaces. The Board considered the fact that in many instances, fee rates are higher on average for mutual fund clients than for other clients. The Board did not rely on these comparisons to any significant extent in reaching their decision. After reviewing these and related factors, the Board concluded that each Fund was likely to continue to benefit from the nature, extent and quality of the investment services provided by Lord Abbett under the Agreement.

Investment Performance. The Board reviewed each Fund’s investment performance in relation to that of its performance peer group and one or more appropriate benchmarks as of various periods ended June 30, 2024. As to Emerging Markets Bond Fund, the Board observed that the Fund’s investment performance was below the median of the performance peer group for the one-, three-, five-, and ten-year periods. As to Emerging Markets Corporate Debt Fund, the Board observed that the Fund’s investment performance was below the median of the performance peer group for the one-year period but above the median of the performance peer group for the three-, five-, and ten-year periods. In both cases, the Board considered Lord Abbett’s explanation of the Fund’s performance. The Board also considered Lord Abbett’s performance and reputation generally, the performance of other Lord Abbett-managed funds overseen by the Board, and the willingness of Lord Abbett to take steps intended to improve performance when appropriate. After reviewing these and other factors, including those described below, the Board concluded that each Fund’s Agreement should be continued.

Lord Abbett’s Personnel and Methods. The Board considered the qualifications of the personnel providing investment management services to each Fund, in light of its investment objective and discipline, and other services provided to each Fund by Lord Abbett. Among other things, the Board considered the size, experience, and turnover of Lord Abbett’s staff, the resources made available to them, Lord Abbett’s investment methodologies and philosophy, and Lord Abbett’s approach to recruiting, training, and retaining personnel.

Nature and Quality of Other Services. The Board considered the nature, quality, and extent of compliance, administrative, and other services performed by Lord Abbett and the nature and extent of Lord Abbett’s supervision of third-party service providers, including each Fund’s transfer agent and custodian.

Statement Regarding Basis for Approval of Investment Advisory Contract (continued)

Expenses. The Board considered the expense level of each Fund, including the contractual and actual management fee rates, and the expense levels of the Fund’s expense peer group. It also considered how each of the expense level and the actual management fee rates of each Fund related to those of the expense peer group and the amount and nature of the fees paid by shareholders. As to Emerging Markets Bond Fund, the Board observed that the net total expense ratio and the actual management fee of the Fund were both below the median of the expense peer group. As to Emerging Markets Corporate Debt Fund, the Board observed that the net total expense ratio was below the median of the expense peer group and the actual management fee of the Fund was equal to the median of the expense peer group. After reviewing these and related factors, the Board concluded, within the context of its overall approval of the Agreement, that the management fee schedule in place for each Fund was reasonable in light of all of the factors it considered, including the nature, quality and extent of services provided by Lord Abbett.

Profitability. As to each Fund, the Board considered the level of Lord Abbett’s operating margin in managing the Fund, including a review of Lord Abbett’s methodology for allocating its costs to its management of the Fund. It considered whether each Fund was profitable to Lord Abbett in connection with the Fund’s operation, including the fee that Lord Abbett receives from the Fund for providing administrative services to the Fund. The Board considered Lord Abbett’s profit margins, excluding Lord Abbett’s marketing and distribution expenses. The Board also considered Lord Abbett’s profit margins without those exclusions in comparison with available industry data and how those profit margins could affect Lord Abbett’s ability to recruit and retain personnel. The Board recognized that Lord Abbett’s overall profitability was a factor in enabling it to attract and retain qualified personnel to provide services to each Fund. After reviewing these and related factors, the Board concluded, within the context of its overall approval of the Agreement, that Lord Abbett’s profitability with respect to each Fund was not excessive.

Economies of Scale. As to each Fund, the Board considered the extent to which there had been economies of scale in managing the Fund, whether the Fund’s shareholders had appropriately benefited from such economies of scale, and whether there was potential for realization of any further economies of scale. The Board also considered information provided by Lord Abbett regarding how it shares any potential economies of scale through its investments in its businesses supporting the Funds. The Board also considered each Fund’s existing management fee schedule, with one or more contractual breakpoints in the level of management fee, and Emerging Markets Corporate Debt Fund’s expense limitation agreement. Based on these considerations, the Board concluded that any economies of scale were adequately addressed in respect of each Fund.

Other Benefits to Lord Abbett. As to each Fund, the Board considered the amount and nature of the fees paid by the Fund and the Fund’s shareholders to Lord Abbett and the Distributor for services other than investment advisory services, such as the fee that Lord Abbett receives from each Fund for providing administrative services to the Fund. The Board also considered the revenues and profitability of Lord Abbett’s investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with each Fund. The Board observed that the Distributor receives 12b-1 fees from certain of the Lord Abbett Funds as to shares held in accounts for which there is no other broker of record, that the Distributor may retain a portion of the 12b-1 fees it receives, and that the Distributor receives a portion of the sales charges on sales and redemptions of some classes of shares of the Lord Abbett Funds. In addition,

Statement Regarding Basis for Approval of Investment Advisory Contract (concluded)

the Board observed that Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Lord Abbett Funds, but that business also benefits the Funds. The Board also noted that Lord Abbett, as disclosed in the prospectus of each Fund, has entered into revenue sharing arrangements with certain entities that distribute shares of the Lord Abbett Funds. The Board also took into consideration the investment research that Lord Abbett receives as a result of client brokerage transactions.

Alternative Arrangements. As to each Fund, the Board considered whether, instead of approving continuation of the Agreement, it might be in the best interests of the Fund to implement one or more alternative arrangements, such as continuing to employ Lord Abbett, but on different terms. After considering all of the relevant factors, the Board unanimously found that continuation of the Agreement was in the best interests of each Fund and its shareholders and voted unanimously to approve the continuation of the Agreement on behalf of each Fund. As to each Fund, in considering whether to approve the continuation of the Agreement, the Board did not identify any single factor as paramount or controlling. Individual Directors may have evaluated the information presented differently from one another, giving different weights to various factors. This summary does not discuss in detail all matters considered.

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by
LORD ABBETT DISTRIBUTOR LLC.

Lord Abbett Global Fund, Inc. Lord Abbett Emerging Markets Bond Fund Lord Abbett Emerging Markets Corporate Debt Fund	LAGF-3 (08/25)

Item 12:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13:	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15:	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16:	Controls and Procedures.
(a)	The principal executive officer and principal financial & accounting officer have concluded as of a date within 90 days of the filing date of this report,

based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), that the design of such procedures is effective to provide reasonable assurance that material information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17:	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18:	Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19:	Exhibits.
(a)(1)	Code of Ethics. Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is provided as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT GLOBAL FUND, INC.

	By:	/s/ Douglas B. Sieg
Douglas B. Sieg
President and Chief Executive Officer
(Principal Executive Officer)

Date: August 27, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

	By:	/s/ Douglas B. Sieg
Douglas B. Sieg
President and Chief Executive Officer
(Principal Executive Officer)
Date: August 27, 2025

	By:	/s/ Michael J. Hebert
Michael J. Hebert
Chief Financial Officer and Treasurer
(Principal Financial Officer)

Date: August 27, 2025